UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21732

MGI Funds
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York, NY		10036
(Address of principal executive offices)		(Zip code)

David M. Goldenberg, Esq. Mercer Global Investments, Inc. 1166 Avenue of the Americas New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 345-6531

Date of fiscal year end:	March 31, 2006

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments. –  The schedule of investments for the period ended June 30, 2006, is filed herewith.

MGI US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Advertising — 0.1%
2,400	Omnicom Group	213,816

	Aerospace & Defense — 1.3%
12,475	Boeing Co.	1,021,827
7,700	General Dynamics Corp.	504,042
2,100	L-3 Communications Holdings, Inc.	158,382
12,920	Rockwell Collins, Inc.	721,840
		2,406,091

	Agriculture — 0.9%
24,000	Altria Group, Inc. (a)	1,762,320

	Airlines — 0.3%
28,800	Southwest Airlines Co.	471,456

	Apparel — 0.0%
650	Coach, Inc. (b)	19,435

	Banks — 1.6%
16,600	Bank of America Corp.	798,460
5,100	Commerce Bancorp, Inc., NJ (a)	181,917
18,600	Mellon Financial Corp.	640,398
6,700	Northern Trust Corp.	370,510
11,400	State Street Corp.	662,226
5,900	Zions Bancorporation	459,846
		3,113,357

	Beverages — 1.1%
500	Anheuser-Busch Cos., Inc.	22,795
9,125	Brown-Forman Corp. Class B	654,171
1,000	Coca-Cola Co. (The)	43,020
23,400	PepsiCo, Inc.	1,404,936
		2,124,922

	Biotechnology — 7.0%
19,125	Amgen, Inc. (b)	1,247,524
78,700	Genentech, Inc. (a) (b)	6,437,660
74,050	Genzyme Corp. (b)	4,520,752
20,000	MedImmune, Inc. (b)	542,000
9,400	Millipore Corp. (a) (b)	592,106
		13,340,042

	Chemicals — 0.2%
4,850	Ecolab, Inc. (a)	196,813
2,420	Sherwin-Williams Co. (The)	114,902
1,200	Sigma-Aldrich Corp.	87,168
		398,883

	Commercial Services — 6.1%
79,900	Apollo Group, Inc. Class A (b)	4,128,433
8,700	Convergys Corp. (b)	169,650

1

17,170	Equifax, Inc.	589,618
30,100	Iron Mountain, Inc. (b)	1,125,138
78,855	Moody’s Corp.	4,294,443
20,525	Paychex, Inc.	800,064
14,700	Robert Half International, Inc. (a)	617,400
		11,724,746

	Computers — 2.1%
1,200	Affiliated Computer Services, Inc. Class A (b)	61,932
46,085	Apple Computer, Inc. (b)	2,632,375
6,540	International Business Machines Corp.	502,403
3,000	NCR Corp. (b)	109,920
700	Network Appliance, Inc. (b)	24,710
14,700	SanDisk Corp. (a) (b)	749,406
		4,080,746

	Cosmetics & Personal Care — 1.0%
12,000	Colgate-Palmolive Co.	718,800
22,080	Procter & Gamble Co.	1,227,648
		1,946,448

	Distribution & Wholesale — 0.2%
3,600	WW Grainger, Inc.	270,828

	Diversified Financial Services — 6.2%
3,200	American Express Co.	170,304
10,100	Ameriprise Financial, Inc.	451,167
400	Capital One Financial Corp.	34,180
26,150	Charles Schwab Corp. (The)	417,877
10,300	Chicago Mercantile Exchange	5,058,845
40,500	E*Trade Financial Corp. (b)	924,210
16,500	Federated Investors, Inc. Class B	519,750
12,750	Franklin Resources, Inc.	1,106,827
400	Freddie Mac	22,804
22,500	IntercontinentalExchange, Inc. (b)	1,303,650
1,700	Legg Mason, Inc.	169,184
11,900	Lehman Brothers Holdings, Inc.	775,285
12,785	SLM Corp.	676,582
4,900	T Rowe Price Group, Inc. (a)	185,269
		11,815,934

	Electric — 0.8%
7,600	AES Corp. (The) (b)	140,220
9,100	Edison International	354,900
5,100	Exelon Corp.	289,833
10,950	TXU Corp.	654,700
		1,439,653

	Electrical Components & Equipment — 0.1%
7,900	Molex, Inc.	265,203

	Electronics — 1.4%
26,300	Agilent Technologies, Inc. (b)	830,028
11,300	Applera Corp. - Applied Biosystems Group	365,555
1,800	Fisher Scientific International, Inc. (b)	131,490
32,200	Jabil Circuit, Inc.	824,320
5,200	Tektronix, Inc.	152,984
9,500	Thermo Electron Corp. (a) (b)	344,280
		2,648,657

2

	Entertainment — 0.3%
14,800	International Game Technology	561,512

	Environmental Control — 0.2%
9,900	Waste Management, Inc.	355,212

	Food — 1.3%
6,825	Campbell Soup Co.	253,276
400	Dean Foods Co. (b)	14,876
6,900	General Mills, Inc.	356,454
1,560	Hershey Co. (The)	85,909
5,700	HJ Heinz Co.	234,954
6,870	Kellogg Co.	332,714
33,200	Kroger Co. (The)	725,752
5,500	McCormick & Co., Inc.	184,525
1,700	Whole Foods Market, Inc.	109,888
5,568	WM Wrigley Jr. Co.	252,564
		2,550,912

	Hand & Machine Tools — 0.0%
300	Black & Decker Corp.	25,338

	Health Care-Products — 7.9%
17,125	Baxter International, Inc.	629,515
5,152	Boston Scientific Corp. (b)	86,760
13,300	Intuitive Surgical, Inc. (a) (b)	1,569,001
44,020	Johnson & Johnson	2,637,678
66,065	Medtronic, Inc. (a)	3,099,770
36,400	Patterson Cos., Inc. (a) (b)	1,271,452
6,980	St. Jude Medical, Inc. (a) (b)	226,292
52,400	Stryker Corp.	2,206,564
39,000	Varian Medical Systems, Inc. (b)	1,846,650
25,600	Zimmer Holdings, Inc. (b)	1,452,032
		15,025,714

	Health Care-Services — 1.9%
1,300	Aetna, Inc.	51,909
11,300	Coventry Health Care, Inc. (b)	620,822
3,575	HCA, Inc.	154,261
5,200	Humana, Inc. (b)	279,240
8,500	Laboratory Corp. of America Holdings (b)	528,955
7,700	Manor Care, Inc. (a)	361,284
2,000	Quest Diagnostics, Inc. (a)	119,840
34,805	UnitedHealth Group, Inc.	1,558,568
		3,674,879

	Home Furnishings — 0.2%
4,100	Harman International Industries, Inc.	350,017

	Household Products & Wares — 0.2%
6,095	Clorox Co.	371,612

	Insurance — 2.1%
12,600	Aflac, Inc.	584,010
1,900	AMBAC Financial Group, Inc.	154,090

3

7,700	American International Group, Inc.	454,685
3,900	Cigna Corp.	384,189
1,900	Cincinnati Financial Corp.	89,319
41,100	Progressive Corp. (The)	1,056,681
14,000	Prudential Financial, Inc.	1,087,800
3,300	Torchmark Corp.	200,376
		4,011,150

	Internet — 10.3%
186,400	eBay, Inc. (a) (b)	5,459,656
24,300	Google, Inc. Class A (b)	10,189,719
7,200	Monster Worldwide, Inc. (b)	307,152
110,800	Yahoo!, Inc. (a) (b)	3,656,400
		19,612,927

	Iron & Steel — 0.2%
4,400	Allegheny Technologies, Inc. (a)	304,656

	Lodging — 0.1%
2,100	Hilton Hotels Corp. (a)	59,388
3,430	Marriott International, Inc. Class A	130,752
		190,140

	Machinery - Diversified — 0.1%
1,900	Rockwell Automation, Inc.	136,819

	Media — 0.9%
2,400	Dow Jones & Co., Inc. (a)	84,024
1,100	EW Scripps Co. Class A	47,454
15,010	McGraw-Hill Cos. (The), Inc.	753,952
4,000	Meredith Corp.	198,160
12,500	Time Warner, Inc.	216,250
11,000	Univision Communications, Inc. Class A (b)	368,500
		1,668,340

	Mining — 0.3%
2,600	Freeport-McMoRan Copper & Gold, Inc. Class B (a)	144,066
7,000	Newmont Mining Corp.	370,510
500	Vulcan Materials Co.	39,000
		553,576

	Miscellaneous - Manufacturing — 1.6%
700	3M Co.	56,539
300	Danaher Corp.	19,296
78,230	General Electric Co.	2,578,461
1,600	Illinois Tool Works, Inc.	76,000
7,200	ITT Industries, Inc.	356,400
		3,086,696

	Oil & Gas — 3.4%
10,400	Anadarko Petroleum Corp. (a)	495,976
200	Apache Corp.	13,650
3,200	Chesapeake Energy Corp.	96,800
6,500	Chevron Corp.	403,390
11,700	Devon Energy Corp.	706,797
13,050	EOG Resources, Inc. (a)	904,887

4

29,925	Exxon Mobil Corp.	1,835,899
7,900	Kerr-McGee Corp.	547,865
3,200	Nabors Industries, Ltd. (a) (b)	108,128
2,700	Noble Corp.	200,934
3,400	Transocean, Inc. (b)	273,088
7,400	Valero Energy Corp.	492,248
10,791	XTO Energy, Inc.	477,718
		6,557,380

	Oil & Gas Services — 3.0%
9,545	Baker Hughes, Inc. (a)	781,258
12,800	BJ Services Co.	476,928
3,275	Halliburton Co.	243,038
2,500	National Oilwell Varco, Inc. (b)	158,300
58,150	Schlumberger, Ltd.	3,786,146
6,800	Weatherford International, Ltd. (b)	337,416
		5,783,086

	Packaging & Containers — 0.0%
800	Pactiv Corp. (b)	19,800

	Pharmaceuticals — 11.6%
5,300	Abbott Laboratories	231,133
40,800	Abraxis BioScience, Inc. (b)	972,672
46,400	Allergan, Inc.	4,976,864
30,000	AmerisourceBergen Corp.	1,257,600
6,800	Barr Pharmaceuticals, Inc. (b)	324,292
775	Bristol-Myers Squibb Co.	20,041
10,100	Cardinal Health, Inc.	649,733
16,300	Caremark Rx, Inc.	812,881
600	Eli Lilly & Co. (a)	33,162
24,975	Express Scripts, Inc. (b)	1,791,706
1,150	Forest Laboratories, Inc. (b)	44,494
13,100	Gilead Sciences, Inc. (a) (b)	774,996
20,125	Hospira, Inc. (b)	864,168
43,300	King Pharmaceuticals, Inc. (b)	736,100
19,300	Medco Health Solutions, Inc. (b)	1,105,504
16,200	Merck & Co., Inc.	590,166
31,400	Mylan Laboratories	628,000
31,100	Pfizer, Inc.	729,917
4,590	Schering-Plough Corp.	87,348
124,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,917,160
1,200	Watson Pharmaceuticals, Inc. (b)	27,936
36,520	Wyeth	1,621,853
		22,197,726

	Pipelines — 0.1%
1,825	Kinder Morgan, Inc.	182,299

	REITS — 0.4%
1,800	Boston Properties, Inc. REIT (a)	162,720
1,900	Prologis REIT	99,028
4,250	Public Storage, Inc. REIT (a)	322,575
150	Simon Property Group, Inc. REIT	12,441
1,600	Vornado Realty Trust REIT (a)	156,080
		752,844

5

	Retail — 12.2%
8,535	Bed Bath & Beyond, Inc. (b)	283,106
700	Best Buy Co., Inc.	38,388
17,925	Darden Restaurants, Inc. (a)	706,245
2,500	Dollar General Corp. (a)	34,950
2,100	Home Depot, Inc.	75,159
400	Kohl’s Corp. (a) (b)	23,648
65,850	Lowe’s Cos., Inc.	3,995,120
8,400	McDonald’s Corp.	282,240
28,000	Office Depot, Inc. (b)	1,064,000
1,900	Staples, Inc.	46,208
247,570	Starbucks Corp. (b)	9,348,243
6,185	Target Corp.	302,261
1,000	Tiffany & Co.	33,020
92,440	Walgreen Co.	4,145,010
31,895	Wal-Mart Stores, Inc.	1,536,382
11,400	Wendy’s International, Inc. (a)	664,506
12,195	Yum! Brands, Inc.	613,043
		23,191,529

	Semiconductors — 1.0%
1,700	Applied Materials, Inc.	27,676
17,200	Broadcom Corp. Class A (b)	516,860
3,900	Freescale Semiconductor, Inc. Class B (b)	114,660
2,000	LSI Logic Corp. (a) (b)	17,900
12,250	National Semiconductor Corp. (a)	292,163
39,000	Nvidia Corp. (b)	830,310
8,600	QLogic Corp. (b)	148,264
		1,947,833

	Software — 4.4%
2,600	Adobe Systems, Inc. (b)	78,936
12,975	Autodesk, Inc. (b)	447,119
6,840	Automatic Data Processing, Inc.	310,194
6,100	BMC Software, Inc. (b)	145,790
17,950	Citrix Systems, Inc. (b)	720,513
8,400	First Data Corp.	378,336
4,500	Fiserv, Inc. (b)	204,120
1,800	IMS Health, Inc.	48,330
1,750	Intuit, Inc. (b)	105,683
150,190	Microsoft Corp.	3,499,427
17,916	Oracle Corp. (b)	259,603
97,400	Red Hat, Inc. (a) (b)	2,279,160
		8,477,211

	Telecommunications — 3.9%
1,600	ADC Telecommunications, Inc. (b)	26,976
3,500	Alltel Corp.	223,405
63,500	America Movil SA de CV Class L, ADR	2,112,010
1,400	Cisco Systems, Inc. (b)	27,342
38,075	Corning, Inc. (b)	921,034
5,000	Juniper Networks, Inc. (a) (b)	79,950
7,400	Motorola, Inc.	149,110
99,395	Qualcomm, Inc.	3,982,758
		7,522,585

	Transportation — 0.4%
3,500	FedEx Corp.	409,010
4,400	United Parcel Service, Inc. Class B	362,252
		771,262

	TOTAL COMMON STOCKS (COST $196,427,898)	187,925,592

6

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 12.9%

	Certificates of Deposit — 7.0%
5,636,493	National Australia Bank, Ltd., 5.29%, due 07/03/06 (c)	5,636,493
2,079,059	National City Bank, 5.22%, due 07/03/06 (c)	2,079,059
5,636,493	Svenska Handelsbanken NY, 5.29%, due 07/03/06 (c)	5,636,493
		13,352,045

	Repurchase Agreement — 5.9%
$5,636,493	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 6/30/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.000%-6.415%, with maturities from 7/12/06-6/9/33, valued at $5,807,332. Repurchase proceeds are $5,638,984, 5.30%, due 07/03/06 (c)	5,636,493
$5,636,493	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 6/30/06. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-5.75%, with maturities from 12/8/08-11/13/14, valued at $5,749,273. Repurchase proceeds are $5,638,984, 5.30%, due 07/03/06 (c)	5,636,493
		11,272,986

	TOTAL SHORT-TERM INVESTMENTS (COST $24,625,031)	24,625,031

	TOTAL INVESTMENTS — 111.3% (Cost $221,052,929)	212,550,623

	Other Assets and Liabilities (net) — (11.3%)	(21,617,965)

	TOTAL NET ASSETS — 100.0%	$190,932,658

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
(a)	All or a portion of this security is out on loan.
(b)	Non-income producing security.
(c)	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

7

MGI US Large Cap Growth Equity Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.4
Short-Term Investments	12.9
Other Assets and Liabilities (net)	(11.3)
100.0%

See accompanying notes to the Schedule of Investments.

1

MGI US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.1%

	Aerospace & Defense — 2.3%
14,450	Boeing Co.	1,183,599
11,816	General Dynamics Corp.	773,475
4,403	Lockheed Martin Corp.	315,871
10,482	Northrop Grumman Corp.	671,477
33,567	Raytheon Co.	1,496,081
3,600	Rockwell Collins, Inc.	201,132
		4,641,635

	Agriculture — 0.3%
8,100	Monsanto Co.	681,939

	Auto Manufacturers — 0.2%
13,090	Honda Motor Co., Ltd., Sponsored ADR	416,524

	Auto Parts & Equipment — 2.3%
17,400	Johnson Controls, Inc.	1,430,628
43,975	Magna International, Inc. Class A (a)	3,164,881
		4,595,509

	Banks — 4.9%
78,174	Bank of America Corp.	3,760,169
42,100	Bank of New York Co. (The), Inc.	1,355,620
29,300	Comerica, Inc.	1,523,307
11,500	Commerce Bancorp, Inc., NJ	410,205
9,100	Marshall & IIsley Corp.	416,234
36,200	Mitsubishi UFJ Financial Group, Inc., ADR	504,990
5,000	National City Corp.	180,950
14,100	SunTrust Banks, Inc.	1,075,266
13,200	US Bancorp	407,616
2,200	Wachovia Corp.	118,976
		9,753,333

	Beverages — 2.8%
16,100	Anheuser-Busch Cos., Inc.	733,999
33,341	Coca-Cola Co. (The)	1,434,330
26,900	Coca-Cola Enterprises, Inc.	547,953
21,290	Diageo Plc, Sponsored ADR	1,438,139
23,148	PepsiCo, Inc.	1,389,806
		5,544,227

	Biotechnology — 0.2%
16,611	MedImmune, Inc. (b)	450,158

	Chemicals — 0.4%
15,900	Praxair, Inc.	858,600

	Computers — 2.2%
9,800	Computer Sciences Corp. (b)	474,712
104,475	Hewlett-Packard Co.	3,309,768
170,500	Sun Microsystems, Inc. (b)	707,575
		4,492,055

1

	Cosmetics & Personal Care — 1.9%
68,582	Procter & Gamble Co.	3,813,159

	Diversified Financial Services — 11.3%
108,196	Citigroup, Inc.	5,219,375
76,000	Fannie Mae	3,655,600
79,698	Freddie Mac	4,543,583
116,344	JPMorgan Chase & Co.	4,886,448
66,275	Morgan Stanley	4,189,243
		22,494,249

	Electric — 3.4%
16,200	Ameren Corp.	818,100
17,500	FPL Group, Inc.	724,150
32,400	PG&E Corp.	1,272,672
13,300	PPL Corp.	429,590
30,300	Southern Co. (The)	971,115
65,400	Wisconsin Energy Corp.	2,635,620
		6,851,247

	Electrical Components & Equipment — 0.9%
21,200	Emerson Electric Co.	1,776,772

	Engineering & Construction — 0.7%
15,200	Fluor Corp.	1,412,536

	Environmental Control — 0.8%
43,300	Waste Management, Inc.	1,553,604

	Food — 4.5%
48,200	Campbell Soup Co.	1,788,702
11,500	Kellogg Co.	556,945
79,600	Kraft Foods, Inc. Class A	2,459,640
90,000	Kroger Co. (The)	1,967,400
136,325	Sara Lee Corp.	2,183,926
		8,956,613

	Forest Products & Paper — 1.0%
62,900	International Paper Co.	2,031,670

	Gas — 1.3%
56,675	Sempra Energy	2,577,579

	Health Care-Products — 2.9%
37,002	Baxter International, Inc.	1,360,194
77,586	Boston Scientific Corp. (b)	1,306,548
46,825	Johnson & Johnson	2,805,754
8,450	Medtronic, Inc.	396,474
		5,868,970

	Health Care-Services — 0.7%
32,250	HCA, Inc. (a)	1,391,587

	Home Furnishings — 1.7%
40,875	Whirlpool Corp.	3,378,319

2

	Household Products & Wares — 2.3%
18,128	Clorox Co.	1,105,264
57,100	Kimberly-Clark Corp.	3,523,070
		4,628,334

	Insurance — 10.5%
10,587	ACE, Ltd.	535,596
24,000	Aflac, Inc.	1,112,400
78,650	Allstate Corp. (The)	4,304,514
21,200	American International Group, Inc.	1,251,860
45,500	AON Corp. (a)	1,584,310
34,950	Fidelity National Financial, Inc.	1,361,302
49,250	Metlife, Inc.	2,522,092
69,750	Torchmark Corp.	4,235,220
66,750	XL Capital, Ltd. Class A (a)	4,091,775
		20,999,069

	Internet — 0.4%
31,550	IAC/InterActiveCorp. (b)	835,760

	Machinery - Construction & Mining — 0.4%
10,400	Caterpillar, Inc.	774,592

	Machinery - Diversified — 0.5%
10,853	Deere & Co.	906,117

	Media — 1.1%
53,329	Comcast Corp. Class A (b)	1,748,125
13,800	Tribune Co.	447,534
		2,195,659

	Mining — 1.9%
57,100	Barrick Gold Corp.	1,690,160
41,200	Newmont Mining Corp.	2,180,716
		3,870,876

	Miscellaneous - Manufacturing — 2.6%
9,053	Dover Corp.	447,490
6,800	Eaton Corp.	512,720
63,814	General Electric Co.	2,103,309
14,395	Honeywell International, Inc.	580,119
4,600	Illinois Tool Works, Inc.	218,500
3,300	Pall Corp.	92,400
15,500	Parker Hannifin Corp.	1,202,800
		5,157,338

	Oil & Gas — 3.2%
25,550	BP Plc, Sponsored ADR	1,778,536
73,826	Exxon Mobil Corp.	4,529,225
		6,307,761

	Oil & Gas Services — 1.6%
13,200	Baker Hughes, Inc.	1,080,420
32,652	Schlumberger, Ltd.	2,125,972
		3,206,392

3

	Pharmaceuticals — 10.1%
15,814	Abbott Laboratories	689,649
42,300	AmerisourceBergen Corp.	1,773,216
12,700	AstraZeneca PLC, Sponsored ADR	759,714
119,800	Bristol-Myers Squibb Co.	3,098,028
24,055	GlaxoSmithKline Plc, ADR	1,342,269
3,500	Medco Health Solutions, Inc. (b)	200,480
29,900	Merck & Co., Inc.	1,089,257
45,600	Novartis AG, ADR	2,458,752
211,225	Pfizer, Inc.	4,957,451
33,200	Schering-Plough Corp.	631,796
24,800	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	783,432
54,593	Wyeth	2,424,475
		20,208,519

	Pipelines — 0.4%
46,800	El Paso Corp.	702,000

	Retail — 5.1%
24,775	Autozone, Inc. (b)	2,185,155
12,600	Federated Department Stores, Inc.	461,160
89,050	RadioShack Corp. (a)	1,246,700
148,075	TJX Cos., Inc.	3,384,995
60,857	Wal-Mart Stores, Inc. (a)	2,931,482
		10,209,492

	Savings & Loans — 1.4%
60,200	Washington Mutual, Inc.	2,743,916

	Software — 4.8%
33,600	Automatic Data Processing, Inc.	1,523,760
134,325	CA, Inc. (a)	2,760,379
134,450	Microsoft Corp.	3,132,685
143,750	Oracle Corp. (b)	2,082,938
		9,499,762

	Telecommunications — 4.2%
75,100	AT&T, Inc.	2,094,539
30,400	BellSouth Corp.	1,100,480
1,610,300	Lucent Technologies, Inc. (b)	3,896,926
15,513	Sprint Nextel Corp.	310,105
30,400	Verizon Communications, Inc.	1,018,096
		8,420,146

	Transportation — 1.9%
40,900	Union Pacific Corp.	3,802,064

	TOTAL COMMON STOCKS (COST $192,286,805)	198,008,082

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.2%

	Certificates of Deposit — 3.4%
2,858,046	National Australia Bank, Ltd., 5.29%, due 07/03/06 (c)	2,858,046
1,054,209	National City Bank, 5.22%, due 07/03/06 (c)	1,054,209
2,858,046	Svenska Handelsbanken NY, 5.29%, due 07/03/06 (c)	2,858,046
		6,770,301

4

	Repurchase Agreement — 2.8%
2,858,046	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 6/30/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.000%-6.415%, with maturities from 7/12/06-6/9/33, valued at $2,944,672. Repurchase proceeds are $2,859,309), 5.30%, due 07/03/06 (c)	2,858,046
2,858,046	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 6/30/06. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-5.75%, with maturities from 12/8/08-11/13/14, valued at $2,915,234. Repurchase proceeds are $2,859,309), 5.30%, due 07/03/06 (c)	2,858,046
		5,716,092

	TOTAL SHORT-TERM INVESTMENTS (COST $12,486,393)	12,486,393

	TOTAL INVESTMENTS — 105.3% (Cost $204,773,198)	210,494,475

	Other Assets and Liabilities (net) — (5.3%)	(10,617,369)

	TOTAL NET ASSETS — 100.0%	$ 199,877,106

ADR - American Depository Receipt
(a)	All or a portion of this security is out on loan.
(b)	Non-income producing security.
(c)	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

5

MGI US Large Cap Value Equity Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	99.1
Short-Term Investments	6.2
Other Assets and Liabilities (net)	(5.3)
100.0%

See accompanying notes to the Schedule of Investments.

1

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.8%

	Apparel — 2.1%
1,700	Columbia Sportswear Co. (a)	76,942
17,200	CROCS, Inc. (a) (b)	432,580
5,600	Polo Ralph Lauren Corp.	307,440
72,200	Quiksilver, Inc. (a) (b)	879,396
		1,696,358

	Banks — 3.2%
27,300	East-West Bancorp, Inc.	1,034,943
17,200	SVB Financial Group (a) (b)	781,912
15,100	Wintrust Financial Corp.	767,835
		2,584,690

	Biotechnology — 3.2%
13,000	Affymetrix, Inc. (a)	332,800
11,688	Alexion Pharmaceuticals, Inc. (a)	422,170
22,300	Celgene Corp. (a) (b)	1,057,689
7,600	Charles River Laboratories International, Inc. (a)	279,680
4,458	Metabasis Therapeutics, Inc. (a)	34,014
3,900	Replidyne, Inc. (a)	40,482
27,900	Telik, Inc. (a) (b)	460,350
		2,627,185

	Chemicals — 0.5%
16,000	Symyx Technologies (a)	386,400

	Coal — 2.8%
19,500	Consol Energy, Inc.	911,040
25,500	Massey Energy Co. (b)	918,000
8,200	Peabody Energy Corp.	457,150
		2,286,190

	Commercial Services — 4.6%
16,200	Alliance Data Systems Corp. (a)	952,884
43,700	Corinthian Colleges, Inc. (a)	627,532
18,800	Healthspring, Inc.	352,500
5,600	Huron Consulting Group, Inc. (a)	196,504
3,400	LECG Corp. (a)	62,798
4,100	Morningstar, Inc. (a)	170,068
25,500	Sotheby’s Holdings Class A (a)	669,375
18,300	Weight Watchers International, Inc.	748,287
		3,779,948

	Computers — 2.2%
2,700	Factset Research Systems, Inc.	127,710
10,000	Jack Henry & Associates, Inc.	196,600
5,500	Manhattan Associates, Inc. (a)	111,595
25,500	SRA International, Inc. Class A (a)	679,065
29,800	Synopsys, Inc. (a)	559,346
5,400	Western Digital Corp. (a)	106,974
		1,781,290

1

	Diversified Financial Services — 6.0%
8,800	Accredited Home Lenders Holding Co. (a)	420,728
15,100	Affiliated Managers Group (a) (b)	1,312,039
7,500	Calamos Asset Management, Inc. Class A	217,425
17,819	CapitalSource, Inc. (b)	418,034
58,800	E*Trade Financial Corp. (a)	1,341,816
8,200	Greenhill & Co., Inc. (b)	498,232
13,400	Jefferies Group, Inc.	397,042
7,200	Nuveen Investments, Inc. Class A (b)	309,960
		4,915,276

	Electrical Components & Equipment — 1.6%
26,800	Ametek, Inc.	1,269,784
2,000	Energy Conversion Devices, Inc. (a)	72,860
		1,342,644

	Electronics — 3.3%
1,900	FEI Co. (a) (b)	43,092
93,100	Flextronics International, Ltd. (a)	988,722
24,900	Identix, Inc. (a)	174,051
20,100	Sonic Solutions, Inc. (a)	331,650
31,300	Thermo Electron Corp. (a) (b)	1,134,312
		2,671,827

	Energy - Alternate Sources — 0.1%
3,000	Headwaters, Inc. (a) (b)	76,680
1,800	VeraSun Energy Corp. (a) (b)	47,232
		123,912

	Engineering & Construction — 0.3%
1,300	Dycom Industries, Inc. (a)	27,677
4,800	Granite Construction, Inc.	217,296
		244,973

	Entertainment — 0.5%
16,400	DreamWorks Animation SKG, Inc. Class A (a)	375,560

	Environmental Control — 0.8%
17,700	Waste Connections, Inc. (a)	644,280

	Health Care-Products — 2.5%
9,200	Advanced Medical Optics, Inc. (a) (b)	466,440
6,300	Beckman Coulter, Inc.	349,965
21,000	Cytyc Corp. (a)	532,560
15,100	Ventana Medical Systems (a)	712,418
		2,061,383

	Health Care-Services — 3.0%
26,000	Manor Care, Inc. (b)	1,219,920
15,600	Triad Hospitals, Inc. (a)	617,448
11,900	Universal Health Services, Inc. Class B	598,094
		2,435,462

2

	Home Builders — 0.5%
6,800	Meritage Homes Corp. (a)	321,300
8,800	Technical Olympic USA, Inc.	126,368
		447,668

	Home Furnishings — 1.0%
10,000	Harman International Industries, Inc.	853,700

	Household Products & Wares — 0.0%
800	Jarden Corp. (a)	24,360

	Internet — 5.4%
31,400	aQuantive, Inc. (a) (b)	795,362
19,300	Checkfree Corp. (a) (b)	956,508
64,900	CNET Networks, Inc. (a) (b)	517,902
38,800	eResearch Technology, Inc. (a) (b)	353,080
20,200	Monster Worldwide, Inc. (a)	861,732
69,200	Move, Inc. (a)	379,216
15,100	Openwave Systems, Inc. (a)	174,254
14,100	Sina Corp. (a) (b)	352,218
		4,390,272

	Lodging — 0.5%
6,700	Four Seasons Hotels, Inc. (b)	411,648

	Machinery - Diversified — 1.4%
23,400	Idex Corp.	1,104,480

	Media — 1.4%
17,800	CKX, Inc. (a)	241,546
7,500	Martha Stewart Living Omnimedia Class A (a) (b)	125,325
15,200	Meredith Corp.	753,008
		1,119,879

	Miscellaneous - Manufacturing — 1.3%
7,200	Actuant Corp. Class A	359,640
7,400	Aptargroup, Inc.	367,114
19,100	Hexcel Corp. (a)	300,061
		1,026,815

	Office Furnishings — 1.0%
16,500	Herman Miller, Inc.	425,205
22,300	Knoll, Inc.	409,428
		834,633

	Oil & Gas — 2.9%
25,100	Chesapeake Energy Corp. (b)	759,275
28,000	Denbury Resources, Inc. (a)	886,760
30,700	EXCO Resources, Inc. (a)	349,980
6,700	Patterson-UTI Energy, Inc. (b)	189,677
1,900	Range Resources Corp.	51,661
1,900	Ultra Petroleum Corp. (a)	112,613
		2,349,966

	Oil & Gas Services — 1.3%
10,200	Global Industries, Ltd. (a)	170,340
21,000	Smith International, Inc. (b)	933,870
		1,104,210

3

	Pharmaceuticals — 14.5%
12,500	Barr Pharmaceuticals, Inc. (a)	596,125
25,500	Cephalon, Inc. (a) (b)	1,532,550
27,600	Cubist Pharmaceuticals, Inc. (a)	694,968
25,500	CV Therapeutics, Inc. (a) (b)	356,235
46,300	Dendreon Corp. (a) (b)	224,092
36,000	Depomed, Inc. (a)	211,320
90,300	Elan Corp. Plc, Sponsored ADR (a)	1,508,010
20,000	Endo Pharmaceuticals Holdings, Inc. (a)	659,600
2,900	KOS Pharmaceuticals, Inc. (a)	109,098
94,200	Medarex, Inc. (a)	905,262
36,900	MGI Pharma, Inc. (a)	793,350
25,100	Omnicare, Inc.	1,190,242
37,500	OSI Pharmaceuticals, Inc. (a) (b)	1,236,000
36,800	Respironics, Inc. (a)	1,259,296
70,400	Santarus, Inc. (a) (b)	468,160
6,500	Trimeris, Inc. (a)	74,685
		11,818,993

	REITS — 1.0%
10,600	Mills Corp. (The) REIT	283,550
10,800	NorthStar Realty Finance Corp. REIT	129,708
20,800	Strategic Hotels & Resorts, Inc. REIT	431,392
		844,650

	Retail — 4.8%
21,000	Advance Auto Parts	606,900
5,400	AnnTaylor Stores Corp. (a)	234,252
2,000	Circuit City Stores, Inc.	54,440
17,800	Dick’s Sporting Goods, Inc. (a)	704,880
1,000	GameStop Corp. Class A (a)	42,000
5,000	Panera Bread Co. Class A (a)	336,200
24,700	Petsmart, Inc.	632,320
14,800	PF Chang’s China Bistro, Inc. (a) (b)	562,696
4,100	Tractor Supply Co. (a) (b)	226,607
16,700	Wet Seal (The), Inc. Class A (a)	81,496
14,100	Williams-Sonoma, Inc. (b)	480,105
		3,961,896

	Semiconductors — 8.9%
96,900	Altera Corp. (a)	1,700,595
84,100	Atmel Corp. (a)	466,755
17,600	ATMI, Inc. (a) (b)	433,312
57,700	Brooks Automation, Inc. (a) (b)	680,860
18,000	Cree, Inc. (a) (b)	427,680
28,100	Integrated Device Technology, Inc. (a)	398,458
8,000	Intersil Corp. Class A	186,000
76,600	Lattice Semiconductor Corp. (a)	473,388
18,000	Novellus Systems, Inc. (a)	444,600
40,700	Pixelworks, Inc. (a)	111,111
71,500	Skyworks Solutions, Inc. (a)	393,965
54,000	Teradyne, Inc. (a) (b)	752,220
23,900	Varian Semiconductor Equipment Associates, Inc. (a)	779,379
		7,248,323

4

	Software — 8.4%
27,100	Activision, Inc. (a)	308,398
4,000	Avid Technology, Inc. (a) (b)	133,320
28,100	Cognos, Inc. (a)	799,445
28,400	eFunds Corp. (a)	626,220
14,100	Mercury Interactive Corp. (a)	493,077
2,760	Parametric Technology Corp. (a)	35,080
10,200	Red Hat, Inc. (a) (b)	238,680
7,200	Salesforce.com, Inc. (a) (b)	191,952
17,200	Satyam Computer Services, Ltd., ADR	570,008
18,200	Schawk, Inc. (b)	318,500
10,700	SEI Investments Co.	523,016
28,150	THQ, Inc. (a)	608,040
28,000	Transaction Systems Architects, Inc. Class A (a)	1,167,320
97,400	Wind River Systems, Inc. (a)	866,860
		6,879,916

	Telecommunications — 6.7%
106,100	Avaya, Inc. (a)	1,211,662
9,800	Comverse Technology, Inc. (a) (b)	193,746
11,700	Interdigital Communications Corp. (a)	408,447
129,800	Polycom, Inc. (a) (b)	2,845,216
139,800	RF Micro Devices, Inc. (a)	834,606
		5,493,677

	Transportation — 1.1%
36,100	JB Hunt Transport Services, Inc.	899,251

	TOTAL COMMON STOCKS (COST $79,880,944)	80,771,715

Shares	Description	Value ($)

	INVESTMENT COMPANIES — 0.8%

8,500	iShares Russell 2000 Growth Index Fund (b)	624,835
	TOTAL INVESTMENT COMPANIES (COST $605,810)	624,835

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 27.2%

	Certificates of Deposit — 14.7%
5,090,463	National Australia Bank, Ltd., 5.29%, due 07/03/06 (c)	5,090,463
1,877,651	National City Bank, 5.22%, due 07/03/06 (c)	1,877,651
5,090,463	Svenska Handelsbanken NY, 5.29%, due 07/03/06 (c)	5,090,463
		12,058,577

	Repurchase Agreement — 12.5%
5,090,463	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 6/30/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.000%-6.415%, with maturities from 7/12/06-6/9/33, valued at $5,244,752. Repurchase proceeds are $5,092,714), 5.30%, due 07/03/06 (c)	5,090,463
5,090,463	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 6/30/06. Collateralized by U.S. Government Obligations, with rates from 5.000%-5.750%, with maturities from 12/8/08-11/13/14, valued at $5,192,319. Repurchase proceeds are $5,092,714.), 5.30%, due 07/03/06 (c)	5,090,463
		10,180,926

5

TOTAL SHORT-TERM INVESTMENTS (COST $22,239,503)	22,239,503

TOTAL INVESTMENTS — 126.8% (Cost $102,726,257)	103,636,053

Other Assets and Liabilities (net) — (26.8%)	(21,934,179)

TOTAL NET ASSETS — 100.0%	$81,701,874

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan.
(c)	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

6

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.8
Short-Term Investments	27.2
Investment Companies	0.8
Other Assets and Liabilities (net)	(26.8)
100.0%

See accompanying notes to the Schedule of Investments.

1

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.8%

	Advertising — 0.3%
118,300	APAC Customer Services, Inc. (a)	227,136

	Aerospace & Defense — 0.5%
8,600	Goodrich Corp.	346,494
300	Rockwell Collins, Inc.	16,761
		363,255

	Agriculture — 0.5%
6,900	Loews Corp. - Carolina Group	354,453

	Airlines — 0.5%
9,700	Alaska Air Group, Inc. (a)	382,374

	Apparel — 2.2%
27,700	Ashworth, Inc. (a)	249,300
21,500	Bakers Footwear Group, Inc. (a) (b)	299,065
1,900	Jones Apparel Group, Inc.	60,401
34,700	Lacrosse Footwear, Inc. (a)	417,441
131,000	Movie Star, Inc. (a)	99,560
49,700	RG Barry Corp. (a)	335,475
8,300	Tandy Brands Accessories, Inc.	85,988
4,700	Weyco Group, Inc.	109,134
		1,656,364

	Auto Manufacturers — 0.4%
5,800	Oshkosh Truck Corp.	275,616

	Banks — 6.3%
8,300	AmericanWest Bancorp	187,995
5,675	BOE Financial Services of Virginia, Inc.	180,749
3,000	City National Corp.	195,270
6,160	Columbia Bancorp	154,431
6,700	Comerica, Inc.	348,333
6,100	Commerce Bancshares, Inc.	305,305
7,300	Cullen/Frost Bankers, Inc.	418,290
8,900	First Horizon National Corp.	357,780
9,350	Home Bancshares, Inc./Conway, AR (a) (b)	212,245
5,900	Horizon Financial Corp.	161,837
14,800	Huntington Bancshares, Inc.	348,984
6,757	Mercantile Bank Corp.	269,267
12,812	National Mercantile Bancorp (a)	170,143
6,700	Northrim BanCorp, Inc.	168,170
9,900	Pacific Mercantile Bancorp (a)	172,161
6,850	Shore Financial Corp.	116,519
14,400	Superior Bancorp (a) (b)	158,400
14,100	TCF Financial Corp.	372,945
5,500	UnionBanCal Corp.	355,245
9,900	Vail Banks, Inc.	165,132
		4,819,201

	Beverages — 0.4%
4,800	Brown-Forman Corp. Class B	344,112

1

	Building Materials — 0.3%
9,000	Aaon, Inc.	230,940

	Chemicals — 3.8%
28,500	Aceto Corp.	197,220
12,600	Agrium, Inc.	292,572
5,200	Ashland, Inc.	346,840
12,900	Celanese Corp. Class A	263,418
6,600	Eastman Chemical Co.	356,400
26,300	Ferro Corp.	419,748
20,400	KMG Chemicals, Inc.	157,488
24,000	Landec Corp. (a)	222,000
5,300	PPG Industries, Inc.	349,800
7,400	Sherwin-Williams Co. (The)	351,352
		2,956,838

	Coal — 0.6%
1,400	Arch Coal, Inc.	59,318
8,600	Consol Energy, Inc.	401,792
		461,110

	Commercial Services — 1.6%
26,600	Carriage Services, Inc. (a)	122,094
9,500	HMS Holdings Corp. (a)	101,840
9,100	Learning Tree International, Inc. (a)	79,807
25,300	MPS Group, Inc. (a)	381,018
56,400	RCM Technologies, Inc. (a)	283,128
16,300	SM&A (a)	99,430
96,800	TeamStaff, Inc. (a)	135,520
		1,202,837

	Computers — 1.4%
15,900	Astro-Med, Inc.	190,005
6,200	Computer Sciences Corp. (a)	300,328
29,100	Dot Hill Systems Corp. (a)	99,522
51,200	InFocus Corp. (a)	146,432
26,200	Pomeroy IT Solutions, Inc. (a)	188,640
37,200	Qualstar Corp. (a)	124,620
		1,049,547

	Distribution & Wholesale — 1.5%
30,400	Bell Microproducts, Inc. (a)	164,768
6,400	CDW Corp.	349,760
17,100	Huttig Building Products, Inc. (a)	138,510
22,700	Navarre Corp. (a) (b)	113,046
7,800	United Stationers, Inc. (a)	384,696
200	WW Grainger, Inc.	15,046
		1,165,826

	Diversified Financial Services — 3.2%
29,700	AmeriCredit Corp. (a)	829,224
21,000	Franklin Credit Management Corp. (a)	163,191
36,500	Friedman Billings Ramsey Group, Inc. Class A	400,405
18,700	IndyMac Bancorp, Inc.	857,395
14,100	Sanders Morris Harris Group, Inc.	213,051
		2,463,266

2

	Electric — 1.5%
12,800	Alliant Energy Corp.	439,040
1,100	Centerpoint Energy, Inc.	13,750
1,500	NRG Energy, Inc. (a)	72,270
3,700	Pinnacle West Capital Corp.	147,667
300	SCANA Corp.	11,574
11,400	Wisconsin Energy Corp.	459,420
		1,143,721

	Electrical Components & Equipment — 1.7%
12,100	Belden CDT, Inc.	399,905
26,500	General Cable Corp. (a)	927,500
		1,327,405

	Electronics — 2.9%
900	AVX Corp.	14,211
25,800	Coherent, Inc. (a)	870,234
82,400	Pemstar, Inc. (a) (b)	282,632
18,900	Planar Systems, Inc. (a)	227,556
6,700	Rofin-Sinar Technologies, Inc. (a)	385,049
14,700	Tektronix, Inc.	432,474
		2,212,156

	Engineering & Construction — 0.5%
16,900	Dycom Industries, Inc. (a)	359,801

	Entertainment — 0.3%
56,200	Image Entertainment, Inc. (a)	202,882

	Environmental Control — 0.6%
9,800	Aleris International, Inc. (a)	449,330

	Food — 3.6%
73,300	Del Monte Foods Co.	823,159
45,000	Monterey Gourmet Foods, Inc. (a) (b)	265,050
30,300	Smithfield Foods, Inc. (a)	873,549
28,500	Spartan Stores, Inc.	416,955
11,600	Supervalu, Inc.	356,120
		2,734,833

	Forest Products & Paper — 4.6%
37,300	Bowater, Inc.	848,575
49,400	Domtar, Inc.	305,292
18,000	Louisiana-Pacific Corp.	394,200
10,200	MeadWestvaco Corp.	284,886
35,400	Sappi, Ltd., Sponsored ADR	442,146
38,700	Smurfit-Stone Container Corp. (a)	423,378
67,300	Wausau Paper Corp.	837,885
		3,536,362

	Gas — 0.6%
300	AGL Resources, Inc.	11,436
400	Energen Corp.	15,364
9,300	Nicor, Inc.	385,950
600	NiSource, Inc.	13,104
		425,854

3

	Hand & Machine Tools — 2.4%
4,200	Black & Decker Corp.	354,732
12,000	Kennametal, Inc.	747,000
12,000	Lincoln Electric Holdings, Inc.	751,800
		1,853,532

	Health Care-Products — 1.8%
11,700	Cantel Medical Corp. (a)	166,608
19,406	Cardiac Science Corp. (a)	153,113
7,400	EDAP TMS SA, ADR (a)	75,776
53,740	Encore Medical Corp. (a)	258,489
14,600	Medical Action Industries, Inc. (a)	322,514
65,500	Microtek Medical Holdings, Inc. (a)	250,210
61,400	North American Scientific, Inc. (a)	119,730
9,500	SeraCare Life Sciences, Inc. (a)	47,500
		1,393,940

	Health Care-Services — 2.3%
8,400	America Service Group, Inc. (a)	130,368
36,100	Covalent Group, Inc. (a)	109,383
21,300	Five Star Quality Care, Inc. (a)	235,791
8,900	Health Net, Inc. (a)	402,013
6,700	Humana, Inc. (a)	359,790
87,300	Metropolitan Health Networks, Inc. (a)	243,567
12,900	National Dentex Corp. (a)	299,280
		1,780,192

	Home Builders — 0.6%
2,100	Centex Corp.	105,630
7,800	Ryland Group, Inc.	339,846
		445,476

	Home Furnishings — 1.3%
18,300	Cobra Electronics Corp.	172,569
45,500	Emerson Radio (a)	144,690
9,900	MITY Enterprises, Inc. (a)	179,190
7,600	Universal Electronics, Inc. (a)	134,596
4,200	Whirlpool Corp.	347,130
		978,175

	Household Products & Wares — 2.0%
16,700	Acme United Corp.	244,488
2,100	Avery Dennison Corp.	121,926
66,000	Fossil, Inc. (a)	1,188,660
		1,555,074

	Housewares — 0.9%
55,100	Enesco Group, Inc. (a)	31,407
26,900	Newell Rubbermaid, Inc.	694,827
		726,234

	Insurance — 6.1%
11,700	AmCOMP, Inc. (a)	123,318

4

9,300	American Financial Group, Inc.	398,970
9,700	American Safety Insurance Holdings, Ltd. (a)	160,050
7,400	Assurant, Inc.	358,160
7,500	Cincinnati Financial Corp.	352,575
400	CNA Financial Corp. (a)	13,184
13,900	CRM Holdings, Ltd. (a)	145,533
400	First American Corp.	16,908
14,400	KMG America Corp. (a)	127,728
10,000	Leucadia National Corp.	291,900
40,500	Meadowbrook Insurance Group, Inc. (a)	336,960
8,000	Nationwide Financial Services Class A	352,640
500	Ohio Casualty Corp.	14,865
21,400	Old Republic International Corp.	457,318
9,800	PMI Group (The), Inc.	436,884
21,500	Procentury Corp.	294,765
3,000	Radian Group, Inc.	185,340
6,300	Safeco Corp.	355,005
10,500	SeaBright Insurance Holdings, Inc. (a)	169,155
13,700	Specialty Underwriters’ Alliance, Inc. (a)	91,516
400	WR Berkley Corp.	13,652
		4,696,426

	Internet — 0.8%
54,600	answerthink, Inc. (a)	220,038
43,500	SupportSoft, Inc. (a)	171,390
40,700	Telecommunication Systems, Inc. (a) (b)	97,273
36,400	WatchGuard Technologies (a)	148,148
		636,849

	Iron & Steel — 1.7%
2,700	Carpenter Technology Corp.	311,850
8,600	Gibraltar Industries, Inc.	249,400
14,500	Material Sciences Corp. (a)	130,935
800	Reliance Steel & Aluminum Co.	66,360
7,600	United States Steel Corp.	532,912
		1,291,457

	Leisure Time — 0.2%
12,500	Escalade, Inc.	162,500
600	Sabre Holdings Corp.	13,200
		175,700

	Machinery - Construction & Mining — 0.6%
4,800	Terex Corp. (a)	473,760

	Machinery - Diversified — 2.7%
9,900	AGCO Corp. (a)	260,568
18,400	Briggs & Stratton Corp.	572,424
3,500	Cummins, Inc.	427,875
33,300	Sauer-Danfoss, Inc.	846,486
		2,107,353

	Metal Fabricate & Hardware — 1.7%
8,500	Commercial Metals Co.	218,450
18,300	Hawk Corp. Class A (a)	224,907
17,700	NN, Inc.	218,595
6,900	Northwest Pipe Co. (a)	174,570

5

5,100	Sun Hydraulics Corp. (b)	105,978
11,800	Timken Co.	395,418
		1,337,918

	Mining — 0.8%
16,600	Century Aluminum Co. (a)	592,454

	Miscellaneous - Manufacturing — 2.3%
36,400	Cycle Country Accessories Corp. (a)	81,900
17,800	Flanders Corp. (a) (b)	178,534
43,700	Griffon Corp. (a)	1,140,570
4,600	Parker Hannifin Corp.	356,960
		1,757,964

	Office Furnishings — 0.3%
13,200	CompX International, Inc.	236,280

	Oil & Gas — 5.0%
24,000	Denbury Resources, Inc. (a)	760,080
12,800	Frontier Oil Corp.	414,720
300	Newfield Exploration Co. (a)	14,682
20,400	Noble Energy, Inc.	955,944
16,600	Range Resources Corp.	451,354
28,500	Southwestern Energy Co. (a)	888,060
5,400	Sunoco, Inc.	374,166
500	Todco-Class A	20,425
		3,879,431

	Oil & Gas Services — 0.4%
12,200	Acergy SA, Sponsored ADR (a)	186,660
1,700	Maverick Tube Corp. (a)	107,423
		294,083

	Packaging & Containers — 0.9%
13,000	Packaging Corp. of America	286,260
13,200	Sonoco Products Co.	417,780
		704,040

	Pharmaceuticals — 0.1%
800	King Pharmaceuticals, Inc. (a)	13,600
5,500	Matrixx Initiatives, Inc. (a)	85,580
		99,180

	Pipelines — 0.7%
11,700	National Fuel Gas Co.	411,138
3,800	Oneok, Inc.	129,352
		540,490

	REITS — 7.3%
3,300	AMB Property Corp. REIT	166,815
23,500	American Home Mortgage Investment Corp. REIT	866,210
68,500	Anthracite Capital, Inc. REIT	832,960
3,700	Apartment Investment & Management Co. REIT Class A	160,765
2,000	Camden Property Trust REIT	147,100
2,800	CarrAmerica Realty Corp. REIT	124,740

6

5,100	Duke Realty Corp. REIT	179,265
1,200	Essex Property Trust, Inc. REIT	133,992
1,700	Federal Realty Investment Trust REIT	119,000
600	Health Care Property Investors, Inc. REIT	16,044
3,200	Hospitality Properties Trust REIT	140,544
10,700	HRPT Properties Trust REIT	123,692
1,500	Kilroy Realty Corp. REIT	108,375
3,600	Liberty Property Trust REIT	159,120
200	Macerich Co. (The) REIT	14,040
3,000	Mack-Cali Realty Corp. REIT	137,760
1,900	New Century Financial Corp. REIT	86,925
5,200	New Plan Excel Realty Trust REIT	128,388
2,800	Novastar Financial, Inc. REIT	88,508
2,700	Potlatch Corp. REIT	101,925
25,000	RAIT Investment Trust REIT	730,000
3,500	Rayonier, Inc. REIT	132,685
3,600	Reckson Associates Realty Corp. REIT	148,968
2,700	Regency Centers Corp. REIT	167,805
24,900	Saxon Capital, Inc. REIT	284,856
1,500	SL Green Realty Corp. REIT	164,205
4,900	Trizec Properties, Inc. REIT	140,336
		5,605,023

	Retail — 6.0%
9,200	AnnTaylor Stores Corp. (a)	399,096
16,400	Autonation, Inc. (a)	351,616
2,000	BJ’s Wholesale Club, Inc. (a)	56,700
36,300	Bombay Co. (The), Inc. (a)	87,846
39,000	Casey’s General Stores, Inc.	975,390
21,800	Casual Male Retail Group, Inc. (a)	219,090
14,100	Claire’s Stores, Inc.	359,691
4,500	Dillard’s, Inc. Class A	143,325
14,200	Factory Card & Party Outlet Corp. (a)	115,730
14,800	Family Dollar Stores, Inc.	361,564
10,200	Finlay Enterprises, Inc. (a)	86,700
13,200	Gander Mountain Co. (a) (b)	76,296
13,700	Ltd. Brands	350,583
8,000	Payless Shoesource, Inc. (a)	217,360
33,400	PC Mall, Inc. (a)	212,090
900	Saks, Inc.	14,553
11,100	Sharper Image Corp. (a) (b)	123,321
23,900	Shoe Pavilion, Inc. (a)	173,036
15,900	Trans World Entertainment (a)	114,798
42,100	Wet Seal (The), Inc. Class A (a)	205,448
		4,644,233

	Savings & Loans — 1.1%
15,200	Beverly Hills Bancorp, Inc.	146,224
5,700	Downey Financial Corp.	386,745
17,000	Sovereign Bancorp, Inc.	345,270
		878,239

	Semiconductors — 0.8%
300	Lam Research Corp. (a)	13,986
15,200	Nanometrics, Inc. (a)	150,936
6,700	National Semiconductor Corp.	159,795
36,100	Richardson Electronics, Ltd.	265,335
		590,052

7

	Software — 2.1%
63,200	Bsquare Corp. (a)	140,114
31,100	DocuCorp International, Inc. (a)	232,317
90,200	Indus International, Inc. (a)	257,972
18,600	JDA Software Group, Inc. (a)	260,958
33,000	Netmanage, Inc. (a)	164,010
35,700	Phoenix Technologies, Ltd. (a)	171,717
30,800	Plato Learning, Inc. (a)	191,576
25,900	QAD, Inc.	200,725
		1,619,389

	Telecommunications — 1.8%
72,600	Avaya, Inc. (a)	829,092
9,700	Eschelon Telecom, Inc. (a)	150,059
20,400	Tellabs, Inc. (a)	271,524
39,100	US LEC Corp. Class A (a) (b)	127,466
		1,378,141

	Textiles — 0.0%
16,400	Quaker Fabric Corp. (a) (b)	22,304

	Toys, Games & Hobbies — 0.1%
13,500	Lenox Group, Inc. (a)	95,715

	Transportation — 1.2%
5,900	Con-way, Inc.	341,787
6,700	Overseas Shipholding Group	396,305
3,500	Ryder System, Inc.	204,505
		942,597

	TOTAL COMMON STOCKS (COST $72,166,492)	73,676,920

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.4%

	Certificates of Deposit — 1.3%
417,746	National Australia Bank, Ltd., 5.29%, due 07/03/06 (c)	417,746
154,087	National City Bank, 5.22%, due 07/03/06 (c)	154,087
417,746	Svenska Handelsbanken NY, 5.29%, due 07/03/06 (c)	417,746
		989,579

	Repurchase Agreement — 1.1%
417,746	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 6/30/2006. Collateralized by U.S. Government Agency Obligations, with rates from 0.000%-6.415%, with maturities from 7/12/06-6/9/33, valued at $430,407. Repurchase proceeds are $417,931.), 5.30%, due 07/03/06 (c)	417,746
417,746	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 6/30/2006. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-5.75%, with maturities from 12/8/08-11/13/14, valued at $426,104. Repurchase proceeds are $417,931.), 5.30%, due 07/03/06 (c)	417,746
		835,492

	TOTAL SHORT-TERM INVESTMENTS (COST $1,825,071)	1,825,071

	TOTAL INVESTMENTS — 98.2% (Cost $73,991,563)	75,501,991

8

Other Assets and Liabilities (net) — 1.8%	1,384,204

TOTAL NET ASSETS — 100.0%	$76,886,195

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan.
(c)	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

9

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	95.8
Short-Term Investments	2.4
Other Assets and Liabilities (net)	1.8
100.0%

See accompanying notes to the Schedule of Investments.

1

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 120.6%

	Asset Backed Securities — 14.9%
767,936	Aames Mortgage Investment Trust, Series 2006-1, Class A1, 5.38%, due 04/25/36 (a)	768,466
1,152,826	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 5.62%, due 11/25/34 (a)	1,158,346
1,200,000	Bank One Issuance Trust, Series 2003-A6, Class A6, 5.31%, due 02/15/11 (a)	1,203,154
149,194	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 5.79%, due 02/28/44 (a)	149,612
384,217	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 5.76%, due 05/28/44 (a)	385,165
410,440	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1, 5.48%, due 09/25/35 (a)	410,755
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 5.59%, due 09/25/35 (a)	600,798
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 5.68%, due 09/25/35 (a)	601,958
311,970	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 5.72%, due 12/25/42 (a)	312,648
275,000	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, due 07/15/09	271,050
923,209	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A1, 5.36%, due 05/25/36 (a)	923,768
950,000	Chase Credit Card Master Trust, Series 2001-6, Class A, 5.33%, due 03/16/09 (a)	951,069
250,000	Chase Issuance Trust, Series 2004-9A, Class A, 3.22%, due 06/15/10	242,932
825,000	Chase Issuance Trust, Series 2006-A3, Class A3, 5.19%, due 07/15/11 (a)	824,484
56,507	Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3, 2.26%, due 11/15/07	56,386
1,000,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3, 5.34%, due 07/15/10	997,299
925,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, due 02/10/11	909,187
96,310	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, 5.61%, due 06/25/35 (a)	96,429
790,680	Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV1, 5.42%, due 01/25/35 (a)	791,371
446,413	Countrywide Asset-Backed Certificates, Series 2005-AB3, Class 2A1, 5.44%, due 02/25/36 (a)	446,774
584,116	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 5.44%, due 12/15/35 (a)	584,711
146,263	Daimler Chrysler Auto Trust, Series 2002-C, Class A4, 3.09%, due 01/08/08	146,290
950,000	Daimler Chrysler Auto Trust, Series 2006-A, Class A3, 5.00%, due 05/08/10	941,938
875,000	Discover Card Master Trust I, Series 2005-1, Class A, 5.21%, due 09/16/10 (a)	875,791
199,014	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 5.72%, due 12/25/32 (a)	199,622
863,596	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, 5.39%, due 12/31/49 (a)	864,327
199,648	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, due 03/15/08	197,840
364,448	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, due 11/15/08	360,823
453,393	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 5.54%, due 07/25/30 (a)	453,777
854,511	GSAA Trust, Series 2006-5, Class 2A1, 5.39%, due 03/25/36 (a)	853,832
984,524	GSAA Trust, Series 2006-9, Class A1, 5.37%, due 06/25/36 (a)	984,524
206,289	Home Equity Mortgage Trust, Series 2005-4, Class A2A, 5.43%, due 01/25/36 (a)	206,423
83,461	Honda Auto Receivables Owner Trust, Series 2003-5, Class A3, 2.30%, due 10/18/07	83,108
272,408	Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, due 10/20/08	268,219

900,000	Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, due 10/19/09	891,425
1,048,553	JP Morgan Mortgage Acquisition Corp., Series 2006-CW1, Class A2, 5.36%, due 07/25/28 (a)	1,049,188
925,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, due 07/15/11	912,198
1,275,000	MBNA Credit Card Master Note Trust, Series 2006-A4, Class A4, 5.08%, due 09/15/11 (a)	1,274,402
8,864	Morgan Stanley ABS Capital I, Series 2005-WMC2, Class A2A, 5.40%, due 02/25/35 (a)	8,869
1,300,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-1, Class A1, 5.38%, due 07/25/36 (a) (b)	1,299,922
170,682	Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4, 2.70%, due 12/17/07	169,592
775,000	Nissan Auto Receivables Owner Trust, Series 2005-A, Class A3, 3.54%, due 10/15/08	765,833
1,150,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3, 5.16%, due 02/15/10	1,143,034
950,885	RAAC Series, Series 2006-RP2, Class A, 144A, 5.57%, due 02/25/37 (a) (b)	950,733
715,636	Residential Asset Securities Corp., Series 2005-AHL3, Class A1, 5.42%, due 11/25/35 (a)	716,232
1,090,999	Residential Asset Securities Corp., Series 2006-EMX4, Class A1, 5.36%, due 06/25/36 (a)	1,090,658
488,646	SACO I, Inc., Series 2005-7, Class A, 5.60%, due 09/25/35 (a)	489,040
964,485	SACO I, Inc., Series 2006-6, Class A, 5.45%, due 06/25/36 (a) (b)	961,216
254,904	SLM Student Loan Trust, Series 2004-9, Class A2, 5.12%, due 10/25/12 (a)	254,637
725,017	SLM Student Loan Trust, Series 2005-10, Class A1, 5.07%, due 04/25/12 (a)	725,289
1,233,245	SLM Student Loan Trust, Series 2006-3, Class A1, 5.08%, due 01/25/13 (a)	1,234,102
1,300,000	SLM Student Loan Trust, Series 2006-5, Class A2, 5.43%, due 07/25/17 (a)	1,298,578
902,224	Structured Asset Investment Loan Trust, Series 2005-10, Class A3, 5.41%, due 12/25/35 (a)	902,965
786,934	Structured Asset Investment Loan Trust, Series 2006-1, Class A1, 5.40%, due 01/25/36 (a)	787,572
483,885	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, 5.38%, due 04/25/36 (a)	484,212
96,763	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	88,294
1,300,000	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 144A, 5.43%, due 02/25/36 (a) (b)	1,299,844
525,000	USAA Auto Owner Trust, Series 2005-3, Class A4, 4.63%, due 05/15/12	513,290
122,600	Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1, 5.43%, due 10/25/35 (a)	122,693
750,000	World Omni Auto Receivables Trust, Series 2005-A, Class A3, 3.54%, due 06/12/09	740,198
		39,296,892

	Corporate Debt — 17.2%
100,000	Aetna, Inc., Senior Note, 6.63%, due 06/15/36	99,234
160,000	Aiful Corp., Senior Note, 144A, 5.00%, due 08/10/10	152,281
500,000	Altria Group, Inc., 7.00%, due 11/04/13	528,257
300,000	Amerada Hess Corp., 7.30%, due 08/15/31	318,852
10,000	American Real Estate Partners, LP, Senior Note, 8.13%, due 06/01/12	10,025
10,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	9,650
290,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	312,487
170,000	Anheuser-Busch Cos., Inc., 4.95%, due 01/15/14	161,526
260,000	Apache Finance Canada, 4.38%, due 05/15/15	233,513
425,000	ASIF Global Financing, Senior Note, 144A, 3.90%, due 10/22/08	409,361
75,000	Atlantic Marine Corp. Communities LLC, 144A, 5.34%, due 12/01/50	66,446
975,000	Bank of America Corp., Senior Note, 5.47%, due 03/24/09 (a)	976,057
610,000	Bank of America Corp., Senior Note, 3.88%, due 01/15/08	595,056
50,000	Bank of New York Co. (The), Inc., Senior Note, 3.75%, due 02/15/08	48,614
1,670,000	Barclays Bank PLC/NY, 5.32%, due 03/13/09 (a)	1,670,095
40,000	Beazer Homes USA, Inc., Senior Note, 8.38%, due 04/15/12	40,200

10,000	BellSouth Corp., 4.75%, due 11/15/12	9,285
25,000	Belvoir Land LLC, 144A, 5.27%, due 12/15/47	21,434
445,000	Berkshire Hathaway Finance Corp., Guaranteed Senior Note, 4.13%, due 01/15/10	423,706
5,000	Bio-Rad Laboratories, Inc., Senior Subordinated Note, 7.50%, due 08/15/13	5,050
10,000	Bio-Rad Laboratories, Inc., Senior Subordinated Note, 6.13%, due 12/15/14	9,225
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	20,413
20,000	BSKYB Finance UK PLC, 144A, 6.50%, due 10/15/35	18,586
85,000	Cablevision Systems Corp., Series B, Senior Note, 9.62%, due 04/01/09 (a)	90,525
115,000	Centerpoint Energy, Inc., Series B, Senior Note, 7.25%, due 09/01/10	119,839
15,000	Chesapeake Energy Corp., Senior Note, 6.88%, due 03/31/06	13,950
10,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	9,325
25,000	Chesapeake Energy Corp., Senior Note, 6.25%, due 01/15/18	22,938
210,000	Chevrontexaco Capital Co., Guaranteed Senior Note, 3.50%, due 09/17/07	204,929
20,000	Chrysler Corp., 7.45%, due 03/01/27	20,390
5,000	Cincinnati Bell, Inc., Senior Note, 7.25%, due 07/15/13	4,950
430,000	Citigroup, Inc., Global Note, 5.13%, due 02/14/11	420,328
910,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	865,886
80,000	Citigroup, Inc., Global Note, 3.63%, due 02/09/09	76,236
630,000	Citigroup, Inc., Global Senior Note, 3.50%, due 02/01/08	610,312
170,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	154,148
10,000	Colorado Interstate Gas Co., Senior Note, 6.80%, due 11/15/15	9,688
105,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	116,768
65,000	Comcast Corp., 7.05%, due 03/15/33	66,141
710,000	Comcast Corp., 6.50%, due 01/15/15	716,726
110,000	Comcast Corp., 6.50%, due 11/15/35	104,165
20,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	19,200
670,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	731,219
20,000	Consol Energy, Inc., Senior Note, 7.88%, due 03/01/12	20,750
80,000	Credit Suisse First Boston USA, Inc., Senior Note, 4.88%, due 08/15/10	77,611
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	403,704
100,000	Depfa ACS Bank, 3.63%, due 10/29/08	96,125
20,000	Deutsche Telekom International Finance BV, 8.25%, due 06/15/30 (d)	23,156
305,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	288,385
390,000	Devon Energy Corp., Senior Note, 7.95%, due 04/15/32	450,719
45,000	Devon Financing Corp. ULC, 7.88%, due 09/30/31	51,540
340,000	Dominion Resources, Inc., 5.70%, due 09/17/12	333,136
275,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	268,388
410,000	Duke Energy Corp., 5.63%, due 11/30/12	405,666
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	19,362
25,000	Echostar DBS Corp., Senior Note, 144A, 7.13%, due 02/01/16	24,188
200,000	El Paso Corp., 7.75%, due 01/15/32 (c)	195,750
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	203,039
320,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	330,720
50,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	47,965
115,000	EOP Operating, LP, Guaranteed Note, 4.65%, due 10/01/10	109,142
370,000	Exelon Corp., Senior Note, 5.63%, due 06/15/35	325,649
200,000	Firstenergy Corp., Series B, 6.45%, due 11/15/11	203,733
430,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	462,696
50,000	Fisher Scientific International, Inc., Senior Subordinated Note, 6.13%, due 07/01/15	48,438
30,000	Florida Power & Light Co., 4.95%, due 06/01/35	24,972
60,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	43,650
1,180,000	Ford Motor Credit Co., 7.38%, due 10/28/09	1,091,730
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,007,001
1,740,000	General Electric Capital Corp., 4.13%, due 09/01/09	1,667,863
300,000	General Electric Capital Corp., 3.50%, due 08/15/07	293,034
160,000	General Electric Capital Corp., (MTN), 4.25%, due 01/15/08	156,981
600,000	General Electric Capital Corp., Series A, (MTN), 3.45%, due 01/15/08 (a)	599,603
1,240,000	General Motors Acceptance Corp., 6.13%, due 08/28/07	1,227,364

40,000	General Motors Acceptance Corp., Global Note, 5.13%, due 05/09/08	38,337
60,000	General Motors Acceptance Corp., Note, (MTN), 4.38%, due 12/10/07	57,883
100,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	95,915
120,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09 (c)	114,213
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23	79,250
320,000	Glitnir Banki HF, Subordinated Note, 144A, 6.69%, due 06/15/16 (a)	318,499
210,000	Goldman Sachs Group LP, Senior Note, 4.50%, due 06/15/10	200,953
70,000	Goldman Sachs Group, Inc., Subordinated Note, 5.00%, due 01/15/11	67,762
75,000	HBOS PLC, Senior Note, 144A, (MTN), 3.13%, due 01/12/07	74,044
55,000	HBOS Treasury Services PLC, 144A, 3.50%, due 11/30/07	53,495
25,000	HCA, Inc., 5.50%, due 12/01/09	24,216
35,000	Historic TW, Inc., Guaranteed Note, 6.95%, due 01/15/28	34,984
370,000	HSBC Finance Corp., 6.38%, due 10/15/11	378,538
670,000	HSBC Finance Corp., Global Note, 4.63%, due 01/15/08	660,668
100,000	ILFC E-Capital Trust I, Note, 144A, 5.90%, due 12/21/65 (a)	97,574
40,000	Intelsat Bermuda, Ltd., Senior Note, 144A, 9.25%, due 06/15/16	41,500
15,000	Intelsat Subsidiary Holding Co., Ltd., Guaranteed Senior Note, 9.61%, due 01/15/12 (a)	15,225
47,000	Ispat Inland ULC, Senior Secured Note, 9.75%, due 04/01/14	51,889
90,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	84,157
960,000	JPMorgan Chase & Co., Global Subordinated Note, 5.13%, due 09/15/14	908,254
75,000	JPMorgan Chase & Co., Guaranteed Senior Note, 3.63%, due 05/01/08	72,327
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	208,698
100,000	Kaupthing Bank Hf, 144A, 7.13%, due 05/19/16	100,205
310,000	Kaupthing Bank Hf, Senior Note, 144A, 0.00%, due 04/11/11	310,490
5,000	KCS Energy, Inc., Senior Note, 7.13%, due 04/01/12	4,738
610,000	Kerr-McGee Corp., 7.88%, due 09/15/31	691,578
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	40,903
30,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.30%, due 02/01/09	30,152
20,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	18,357
5,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	4,800
150,000	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank, Guaranteed Note, 4.25%, due 09/15/10	143,634
340,000	Lehman Brothers Holdings, Inc., Global Note, 4.00%, due 01/22/08	331,240
640,000	Liberty Media Corp., Senior Note, 7.88%, due 07/15/09	665,777
5,000	MagnaChip Semiconductor SA, 8.58%, due 12/15/11 (a)	4,775
50,000	MassMutual Global Funding II, 144A, 2.55%, due 07/15/08	47,059
100,000	May Department Stores Co. (The), 8.50%, due 06/01/19	115,990
50,000	May Department Stores Co. (The), 8.13%, due 08/15/35	52,791
10,000	May Department Stores Co. (The), 7.88%, due 03/01/30	11,022
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	24,618
20,000	MGM Mirage, Senior Note, 6.00%, due 10/01/09	19,550
245,000	Morgan Stanley, 5.05%, due 01/21/11	237,843
560,000	Morgan Stanley, 3.63%, due 04/01/08	542,179
1,475,000	Morgan Stanley, (MTN), 5.29%, due 03/07/08 (a)	1,475,723
175,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	181,874
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/29/49 (a)	96,635
130,000	Nationwide Building Society, 144A, 4.25%, due 02/01/10	123,876
40,000	New England Telephone & Telegraph Co., 7.88%, due 11/15/29	41,528
350,000	News America, Inc., 6.20%, due 12/15/34	318,624
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	50,687
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	66,823
50,000	Northrop Grumman Corp., Senior Note, 4.08%, due 11/16/06	49,719
20,000	Northwest Pipeline Corp., Senior Note, 8.13%, due 03/01/10	20,900
30,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	29,325
10,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	9,775
45,000	Omnicare, Inc., Senior Subordinated Note, 6.88%, due 12/15/15	42,975
75,000	Oracle Corp. and Ozark Holding, Inc., 5.25%, due 01/15/16	70,367

240,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	227,251
30,000	PanAmSat Corp., Senior Note, 144A, 9.00%, due 06/15/16	30,600
20,000	Pemex Project Funding Master Trust, 144A, 6.63%, due 06/15/35	18,125
250,000	Prologis REIT, 5.50%, due 04/01/12	243,677
45,000	Prudential Financial, Inc., 4.10%, due 11/15/06 (d)	44,781
20,000	Qwest Corp., 8.58%, due 06/15/13 (a)	21,250
15,000	Qwest Corp., 7.88%, due 09/01/11	15,263
1,900,000	Rabobank Nederland, 144A, 5.49%, due 04/06/09 (a)	1,901,273
29,000	Raytheon Co., 6.75%, due 08/15/07	29,289
50,000	Reliant Energy, Inc., Senior Secured Note, 6.75%, due 12/15/14	46,250
340,000	Residential Capital Corp., Senior Note, 6.00%, due 02/22/11	329,778
190,000	Resona Preferred Global Securities, 144A/Cayman, 7.19%, due 12/31/49 (a)	190,897
135,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	137,025
475,000	Rouse Co. (The), 3.63%, due 03/15/09	443,769
40,000	Rouse Co. (The) REIT, 5.38%, due 11/26/13	36,093
150,000	Rouse Co., LP/TRC Co-Issuer, Inc. REIT, Senior Note, 144A, 6.75%, due 05/01/13	146,836
250,000	Royal KPN NV, 8.00%, due 10/01/10	265,407
110,000	SBC Communications, Inc., Global Note, 5.10%, due 09/15/14	102,215
210,000	Shinsei Finance Cayman, Ltd., 144A, 6.42%, due 07/20/49 (a)	197,579
70,000	Sprint Capital Corp., 8.75%, due 03/15/32	84,654
520,000	Sprint Capital Corp., Guaranteed Note, 6.00%, due 01/15/07	520,764
50,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	47,063
95,000	SunTrust Banks, Inc., Senior Note, 4.00%, due 10/15/08	91,778
70,000	SunTrust Banks, Inc., Senior Note, 3.63%, due 10/15/07	68,251
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	11,444
60,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.00%, due 09/30/34	51,967
220,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	199,481
330,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	326,514
250,000	Telefonica Emisones SAU, Guaranteed Senior Note, 7.05%, due 06/20/36	250,641
150,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	149,961
60,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	59,700
50,000	TIAA Global Markets, Inc., 144A, 3.88%, due 01/22/08	48,655
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	95,851
180,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	204,224
240,000	Time Warner, Inc., 7.70%, due 05/01/32	261,608
50,000	Time Warner, Inc., 7.63%, due 04/15/31	53,992
330,000	Time Warner, Inc., 6.88%, due 05/01/12	341,452
5,000	Transcontinental Gas Pipe Line Corp., Senior Note, 8.88%, due 07/15/12	5,538
25,000	TXU Corp., Series O, Senior Note, 4.80%, due 11/15/09	23,909
40,000	TXU Corp., Series P, Senior Note, 5.55%, due 11/15/14	36,481
100,000	TXU Corp., Series R, Senior Note, 6.55%, due 11/15/34	88,348
60,000	TXU Electric Delivery Co., Senior Secured Note, 6.38%, due 01/15/15	60,237
10,000	Tyco International Group SA, 7.00%, due 06/15/28	10,466
810,000	Tyco International Group SA, 6.00%, due 11/15/13	803,642
40,000	Tyco International Group SA, Guaranteed Note, 6.88%, due 01/15/29	41,351
75,000	Tyco International Group SA, Senior Note, 6.38%, due 10/15/11	76,613
10,000	United Rentals North America, Inc., Senior Note, 6.50%, due 02/15/12	9,500
125,000	UnitedHealth Group, Inc., 5.80%, due 03/15/36	112,258
250,000	US Bancorp, (MTN), 3.95%, due 08/23/07	244,757
130,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	138,355
25,000	Verizon Maryland, Inc., Series B, 5.13%, due 06/15/33	19,169
120,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	107,972
105,000	Vodafone Group PLC, 7.75%, due 02/15/10	111,064
495,000	Vodafone Group PLC, 5.59%, due 12/28/07 (a)	495,097
500,000	Vodafone Group PLC, 5.56%, due 06/29/07 (a)	499,987
50,000	Vodafone Group PLC, 5.00%, due 09/15/15	45,304

575,000	Wachovia Bank NA, 5.49%, due 03/23/09 (a)	575,024
110,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42 (a)	106,852
710,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	678,262
330,000	Waste Management, Inc., Senior Note, 6.38%, due 11/15/12	337,084
25,000	WellPoint, Inc., 5.95%, due 12/15/34	23,030
465,000	Wells Fargo & Co., 4.63%, due 08/09/10	448,984
65,000	Wells Fargo & Co., Senior Note, 4.88%, due 01/12/11	63,039
675,000	Wells Fargo & Co., Series J, (MTN), 4.20%, due 01/15/10	645,563
580,000	Weyerhaeuser Co., 6.75%, due 03/15/12	593,258
340,000	Williams Cos., Inc. Series A, 7.50%, due 01/15/31	329,800
55,000	Wind Acquisition Finance SA, Senior Note, 144A, 10.75%, due 12/01/15	58,713
210,000	Windstream Corp., 144A, 8.63%, due 08/01/16	214,998
90,000	Windstream Corp., Senior Note, 144A, 8.13%, due 08/01/13	91,800
75,000	Wyeth, 6.00%, due 02/15/36	70,139
330,000	XTO Energy, Inc., Senior Note, 6.25%, due 04/15/13	330,667
		45,466,608

	Mortgage Backed Securities — 61.8%
599,368	ACE Securities Corp., Series 2005-SD3, Class A, 5.72%, due 08/25/45 (a)	600,333
563,843	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45 (a)	553,546
271,469	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 5.61%, due 11/25/45 (a)	272,632
750,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, due 11/15/31	784,071
193,209	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, due 04/15/36	198,445
1,255,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, due 07/11/43	1,217,144
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	713,095
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	226,478
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 09/10/15 (a)	198,673
830,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.74%, due 05/10/45 (a)	825,677
521,637	Banc of America Funding Corp., Series 2005-E, Class 8A1, 5.05%, due 06/20/35 (a)	522,990
157,573	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 5.84%, due 09/28/43 (a)	157,745
257,083	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.01%, due 07/25/34 (a)	246,507
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32	168,493
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	55,873
673,867	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2, 7.76%, due 04/15/32	707,638
74,930	Chevy Chase Master Credit Card Trust, Series 2003-3 Class A1, 144A, 5.67%, due 07/25/34 (a) (b)	75,019
146,784	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, due 09/15/30	147,375
750,000	Commercial Mortgage Pass Through Certificates, Series 2000-C1, Class A2, 7.42%, due 08/15/33	783,302
75,612	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 5.77%, due 09/25/34 (a)	75,942
1,044,414	Countrywide Alternative Loan Trust, Series 2005-30CB, Class 1A2, 5.25%, due 08/25/35	1,023,377
772,926	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	764,936
289,209	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 5.60%, due 11/20/35 (a)	290,452
445,158	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 5.58%, due 12/25/35 (a)	446,616
266,574	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 5.59%, due 08/25/35 (a)	267,338

286,703	Countrywide Asset-Backed Certificates, Series 2005-1M2, Class A1, 5.43%, due 01/25/27 (a)	286,917
205,040	Countrywide Home Equity Loan Trust, Series 2005-G 2A, 5.43%, due 12/15/35 (a)	205,245
84,215	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 5.59%, due 02/25/35 (a)	84,323
302,855	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 5.61%, due 04/25/35 (a)	303,920
300,889	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.62%, due 05/25/35 (a)	302,458
251,837	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 144A, 5.72%, due 09/25/35 (a)	253,474
819,459	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, 5.41%, due 04/25/36 (a)	820,163
320,000	CS First Boston Mortgage Securities Corp., 2002-CP5 A2, 4.94%, due 12/15/35	305,445
935,767	CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A1B, 6.48%, due 05/17/40	947,215
1,393,914	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, due 11/11/30	1,411,182
860,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, due 05/15/38	770,493
133,314	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B, 6.41%, due 02/18/31	134,408
135,000	DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, due 11/12/31	136,472
780,000	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31	801,506
370,000	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32	384,261
625,000	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	654,485
798,469	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, due 11/10/33	835,243
98,148	FHLMC, 5.50%, due 05/01/35	94,362
99,086	FHLMC, 5.50%, due 10/01/35	95,264
88,748	FHLMC, 5.00%, due 07/01/20	85,473
164,635	FHLMC, 5.00%, due 08/01/20	158,560
1,385,454	FHLMC, 5.00%, due 09/01/20	1,334,328
2,459,064	FHLMC, 5.00%, due 10/01/20	2,368,319
882,535	FHLMC, 5.00%, due 12/01/20	849,968
399,563	FHLMC, 5.00%, due 05/01/36	373,309
745,115	FHLMC, 4.77%, due 09/01/35 (a)	718,948
302,420	FHLMC, 4.50%, due 05/01/18	286,283
177,507	FHLMC, 4.50%, due 03/01/20	167,642
178,042	FHLMC, 4.50%, due 08/01/20	168,355
993,349	FHLMC, 4.50%, due 04/01/35	903,729
99,869	FHLMC, 4.50%, due 05/01/36	90,635
1,100,000	FHLMC TBA, 5.00%, due 07/01/21 (e)	1,058,750
3,600,000	FHLMC TBA, 5.00%, due 07/01/36 (e)	3,362,623
180,000	FHLMC, Series 2531, Class HN, 5.00%, due 12/15/17	172,546
96,248	FHLMC, Series 2630, Class FJ, 5.55%, due 06/15/18 (a)	96,493
164,120	FHLMC, Series 2927, Class BA, 5.50%, due 10/15/33	162,405
131,613	FHLMC, Series 2996, Class MK, 5.50%, due 06/15/35	130,141
866,746	FHLMC, Series 3138, Class PA, 5.50%, due 02/15/27	861,517
1,064,107	FHLMC, Series 3153, Class NB, 5.50%, due 02/15/27	1,056,937
640,000	FHLMC, Series 3165, Class NA, 5.50%, due 02/15/26 (b)	633,825
1,030,000	First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class IA5, 6.00%, due 05/25/36	1,029,113
449,982	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	459,240
750,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, due 01/12/43	776,169
344,342	FNMA, 6.00%, due 10/01/20	345,858
2,000,001	FNMA, 6.00%, due 12/01/20	2,007,880
655,657	FNMA, 6.00%, due 03/01/21	658,368
900,090	FNMA, 6.00%, due 04/01/21	904,086
314,896	FNMA, 6.00%, due 02/01/34	311,000

365,190	FNMA, 6.00%, due 08/01/34	360,670
94,436	FNMA, 6.00%, due 10/01/35	93,051
1,997,507	FNMA, 6.00%, due 05/01/36	1,966,982
645,970	FNMA, 5.50%, due 10/01/18	635,220
758,986	FNMA, 5.50%, due 12/01/18	746,356
84,213	FNMA, 5.50%, due 09/01/19	82,757
498,045	FNMA, 5.50%, due 03/01/21	489,034
6,800,000	FNMA, 5.50%, due 07/01/21	6,674,622
125,152	FNMA, 5.50%, due 05/25/27	124,528
1,199,621	FNMA, 5.50%, due 07/01/33	1,157,649
403,415	FNMA, 5.50%, due 02/01/34	389,301
1,293,210	FNMA, 5.50%, due 11/01/34	1,245,833
1,155,271	FNMA, 5.50%, due 02/01/35	1,115,013
1,247,096	FNMA, 5.50%, due 12/01/35	1,201,408
438,329	FNMA, 5.05%, due 09/01/35 (a)	425,824
135,388	FNMA, 5.00%, due 01/01/18	130,733
91,717	FNMA, 5.00%, due 10/01/20	88,332
271,208	FNMA, 5.00%, due 10/01/20	261,200
1,019,663	FNMA, 5.00%, due 07/01/35	954,085
773,895	FNMA, 5.00%, due 09/01/35	724,124
953,180	FNMA, 5.00%, due 11/01/35	891,878
2,075,863	FNMA, 5.00%, due 12/01/35	1,942,359
494,155	FNMA, 5.00%, due 02/01/36	462,374
176,007	FNMA, 5.00%, due 02/01/36	165,107
1,502,754	FNMA, 5.00%, due 03/01/36	1,405,364
1,028,966	FNMA, 5.00%, due 04/01/36	962,201
942,744	FNMA, 5.00%, due 05/01/36	881,573
3,822,713	FNMA, 5.00%, due 06/01/36	3,574,675
23,598	FNMA, 4.50%, due 05/01/19	22,341
531,618	FNMA, 4.19%, due 12/01/34 (a)	512,316
1,000,000	FNMA, 4.00%, due 06/01/19	924,122
4,000,000	FNMA TBA, 6.00%, due 07/01/21 (e)	4,015,000
18,000,000	FNMA TBA, 6.00%, due 07/01/36 (e)	17,718,750
3,000,000	FNMA TBA, 5.50%, due 07/01/36 (e)	2,881,875
10,000,000	FNMA TBA, 5.50%, due 08/01/36 (e)	9,600,000
1,900,000	FNMA TBA, 5.00%, due 08/01/21 (e)	1,828,750
8,500,000	FNMA TBA, 5.00%, due 07/01/36 (e)	7,947,500
1,000,000	FNMA TBA, 5.00%, due 08/01/36 (e)	934,375
1,443,211	FNMA TBA, 4.50%, due 07/01/21 (e)	1,362,535
100,000	FNMA TBA, 4.50%, due 08/01/36 (e)	90,594
393,921	FNMA, Series 2005-70, Class KB, 5.50%, due 05/25/35	389,437
113,325	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	104,339
190,716	FNMA, Series 2004-101, Class AR, 5.50%, due 01/25/35	188,617
157,783	FNMA, Series 2004-99, Class AO, 5.50%, due 01/25/34	155,471
140,997	FNMA, Series 2005-51, Class TA, 5.50%, due 12/25/33	138,912
259,041	FNMA, Series 2005-70, Class GA, 5.50%, due 12/25/34	255,316
211,232	FNMA, Series 2005-80, Class PB, 5.50%, due 04/25/30	209,953
340,000	FNMA, Series 2005-84, Class MB, 5.75%, due 10/25/35	338,784
740,000	FNMA, Series 2005-84, Class XM, 5.75%, due 10/25/35	733,838
62,181	FNMA, Series 2005-T2, Class 1A1, 5.25%, due 11/28/35 (a)	62,215
852,276	FNMA, Series 2006-46, Class UE, 5.50%, due 10/25/30	843,305
1,084,136	FNMA, Series 2006-53, Class BA, 6.00%, due 02/25/27	1,087,409
880,000	FNMA, Series 2006-63, Class QB, 5.50%, due 09/25/27 (b)	870,739
830,000	FNMA, Series 2006-65, Class HA, 5.50%, due 02/25/29 (b)	821,700
870,000	FNMA, Series 2006-65, Class TA, 5.50%, due 01/25/30 (b)	863,611
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	728,357
811,931	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-2, 6.18%, due 05/15/33	819,663
420,000	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33	443,913
148,391	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33	156,152

140,000	GMAC Commercial Mortgage Securities., Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	146,134
1,628,391	GNMA, 5.50%, due 02/15/35	1,579,616
626,638	GNMA, 5.00%, due 08/15/33	593,851
492,124	GNMA, 5.00%, due 05/15/34	466,464
64,259	GNMA, 5.00%, due 12/15/34	60,909
674,070	GNMA, 5.00%, due 04/15/35	638,367
616,942	GNMA, 5.00%, due 06/15/35	584,265
824,072	GNMA, 5.00%, due 09/15/35	780,423
330,635	GNMA, 5.00%, due 11/15/35	313,123
326,400	GNMA, 5.00%, due 12/15/35	309,112
300,000	GNMA TBA, 5.50%, due 07/01/36 (e)	290,813
235,524	GNMA, Series 2004-65, Class VA, 6.00%, due 06/20/15	236,651
244,968	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3, 6.14%, due 10/18/30	246,566
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	207,914
285,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, due 04/10/38 (a)	278,290
1,300,000	GSAMP Trust, Series 2006-S4, Class A1, 5.24%, due 05/25/36 (a)	1,300,406
209,301	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 5.56%, due 11/19/35 (a)	210,104
342,605	Harborview Mortgage Loan Trust, Series 2005-9 Class 2A1A, 5.61%, due 06/20/35 (a)	343,950
1,933,447	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 5.64%, due 03/25/36 (a)	1,938,769
148,751	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35 (a)	140,896
281,934	Indymac Index Mortgage Loan Trust, Series 2005-AR18 Class 2A1B, 6.10%, due 10/25/36 (a)	284,791
250,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3 Class A3, 6.47%, due 11/15/35	257,816
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	174,525
750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2, 5.16%, due 10/12/37	725,823
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	179,234
185,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.78%, due 07/15/42	170,344
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42 (a)	279,631
1,070,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, due 06/12/43 (a) (b)	1,061,943
1,267,773	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, 3.89%, due 08/25/34 (a)	1,221,562
150,000	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25	160,333
140,000	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	147,458
240,604	Lehman XS Trust, Series 2005-5N, Class 1A1, 5.62%, due 11/25/35 (a)	241,489
393,892	Lehman XS Trust, Series 2005-7N, Class 1A1B, 5.62%, due 12/25/35 (a)	395,923
752,879	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.58%, due 02/25/46 (a)	754,885
395,927	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.85%, due 01/25/36 (a)	386,536
331,580	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A, 5.67%, due 05/25/35 (a) (b)	330,095
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.42%, due 11/12/37 (a)	499,156
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.84%, due 05/12/39 (a)	326,808
800,000	Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, due 04/15/33	829,129
250,000	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	261,704
750,000	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	773,331
835,258	Nationslink Funding Corp., Series 1998-2, Class A2, 6.48%, due 08/20/30	844,361

220,342	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	222,673
386,796	New Century Home Equity Loan Trust, Series 2005-B, Class A2A, 5.44%, due 10/25/35 (a)	387,093
1,299,976	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.51%, due 09/25/46 (a) (b)	1,299,703
273,993	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 5.72%, due 10/25/45 (a)	274,969
590,144	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, 7.15%, due 05/18/32 (a)	605,420
600,000	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09	631,184
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	728,179
231,670	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/10/14	218,362
661,682	TERRA, Series 2006-1, 144A, 5.33%, due 06/15/17 (a)	661,662
1,300,000	Thornburg Mortgage Securities Trust, Series 2006-3, Class A2, 5.45%, due 06/25/09 (a) (b)	1,299,831
1,300,000	Thornburg Mortgage Securities Trust, Series 2006-3, Class A3, 5.45%, due 06/25/09 (a) (b)	1,299,844
753,025	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A1, 144A, 4.24%, due 05/25/36	734,640
407,134	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 5.61%, due 10/25/45 (a)	409,764
375,558	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 5.58%, due 11/25/45 (a)	376,783
375,558	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 5.60%, due 11/25/45 (a)	376,987
931,214	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 5.59%, due 12/25/45	934,450
465,607	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 5.61%, due 12/25/45 (a)	467,477
724,489	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 5.59%, due 12/25/45 (a)	726,926
905,611	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 5.61%, due 12/25/45 (a)	909,149
209,524	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 5.61%, due 07/25/45 (a)	209,968
1,300,000	ZUNI, Series 2006-OA1, Class A1, 5.48%, due 07/25/36 (a) (b)	1,300,065
		162,933,804

	Sovereign Debt Obligations — 2.7%
191,205	Canadian Government, 4.00%, due 12/01/31	245,260
530,000	Queensland Treasury Corp., 6.00%, due 06/14/11 (b)	394,748
22,000	Republic of Brazil, 12.25%, due 03/06/30	32,340
525,000	Republic of Brazil, 11.00%, due 08/17/40	651,656
55,000	Republic of Brazil, 10.13%, due 05/15/27	68,475
20,000	Republic of Brazil, 8.88%, due 04/15/24	22,250
380,000	Republic of Brazil, 8.00%, due 01/15/18	401,850
95,000	Republic of Colombia, 11.75%, due 02/25/20	125,400
1,063,500	Republic of France, 0.00%, due 07/13/06 (f)	1,358,756
14,000	Republic of Panama, 9.38%, due 04/01/29	16,590
70,000	Republic of Panama, 7.13%, due 01/29/26	67,900
12,000	Republic of Panama, 6.70%, due 01/26/36	11,040
1,240,000	Russian Federation, Reg S, 5.00%, due 03/31/30 (d)	1,322,536
305,000	United Mexican States, 8.13%, due 12/30/19	345,413
95,000	United Mexican States, 8.00%, due 12/19/13	7,982
1,538,000	United Mexican States, 7.50%, due 04/08/33	1,637,970
140,000	United Mexican States, 6.63%, due 03/03/15	142,100
226,000	United Mexican States, 5.63%, due 01/15/17	210,745
		7,063,011

	U.S. Government and Agency Obligations — 24.0%
725,000	Federal Home Loan Bank, 3.63%, due 10/19/07	708,260
770,000	Federal Home Loan Bank, 3.05%, due 03/07/07	756,568
240,000	FHLMC, 5.63%, due 11/23/35	219,389

200,000	FNMA, 6.34%, due 10/16/07	202,069
876,464	FNMA, 5.00%, due 06/01/36	819,594
375,000	FNMA, 4.00%, due 10/16/06	373,435
565,000	FNMA, 4.00%, due 01/26/09	545,943
1,275,000	FNMA, 3.74%, due 02/24/09	1,222,717
795,000	FNMA, 3.29%, due 11/30/06	788,219
350,000	FNMA, 2.71%, due 01/30/07	344,452
90,000	U.S. Treasury Bond, 6.25%, due 08/15/23	99,288
2,440,000	U.S. Treasury Bond, 6.13%, due 08/15/29 (c)	2,713,739
1,992,208	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (g)	2,364,582
2,143,195	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (g)	2,034,278
6,460,000	U.S. Treasury Note, 4.88%, due 05/31/08	6,425,936
15,885,000	U.S. Treasury Note, 4.88%, due 04/30/11 (c)	15,728,024
5,000,000	U.S. Treasury Note, 4.50%, due 02/15/09	4,922,465
380,000	U.S. Treasury Note, 4.50%, due 02/15/16 (c)	361,653
1,952,000	U.S. Treasury Note, 4.50%, due 02/15/36 (c)	1,750,854
2,750,000	U.S. Treasury Note, 4.38%, due 01/31/08	2,716,593
3,000,000	U.S. Treasury Note, 4.38%, due 11/15/08 (c)	2,949,612
9,545,000	U.S. Treasury Note, 4.25%, due 10/31/07	9,429,047
765,000	U.S. Treasury Note, 4.25%, due 10/15/10	740,616
690,000	U.S. Treasury Note, 4.25%, due 11/15/14 (c)	649,140
500,000	U.S. Treasury Note, 3.88%, due 09/15/10	477,266
2,600,000	U.S. Treasury Note, 2.50%, due 09/30/06	2,584,057
1,175,000	U.S. Treasury STRIPS, 0.00%, due 11/15/21 (f)	519,684
2,785,000	U.S. Treasury STRIPS, 0.00%, due 11/15/27 (f)	910,792
		63,358,272

	TOTAL DEBT OBLIGATIONS (COST $321,883,674)	318,118,587

Number
of Contracts	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Future Options — 0.0%

10,000	Euro 1-Year Mid Curve Futures, Strike Price $94.75, expires 09/18/2006	100

17,500	Euro 1-Year Mid Curve Futures, Strike Price $95.00, expires 09/18/2006	44
		144

	TOTAL CALL OPTIONS PURCHASED (COST $8,580)	144

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.0%

	Certificates of Deposit — 3.1%
3,511,259	National Australia Bank, Ltd., 5.29%, due 07/03/06 (h)	3,511,259
1,295,151	National City Bank, 5.22%, due 07/03/06 (h)	1,295,150
3,511,259	Svenska Handelsbanken NY, 5.29%, due 07/03/06 (h)	3,511,259
		8,317,668

	Commercial Paper — 0.1%
$150,000	SBC Communications, Inc., Note, 144A, 4.21%, due 06/05/07	148,315

	Repurchase Agreement — 2.7%
3,511,259	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 6/30/2006. Collateralized by U.S. Government Security Agency Obligations, with rates from 0.000%-6.415, with maturities from 7/12/06-6/9/33 valued at $3,617,683. Repurchase proceeds are $3,512,810.), 5.30%, due 07/03/06 (h)	3,511,259

3,511,259	Morgan Stanley Dean Witter Repurchase Agreement (Dated 6/30/2006. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-5.75%, with maturities from 12/8/08-11/13/14, valued at $3,581,515. Repurchase proceeds are $3,512,810.), 5.30%, due 07/03/06 (h)	3,511,259
		7,022,518

	Sovereign Debt Obligations — 0.0%
$ 100,000	Canadian Government, 4.86%, due 09/20/06	98,907

	U.S. Government and Agency Obligations — 0.1%
$ 150,000	FNMA, 4.96%, due 09/25/06 (i)	148,223
$ 15,000	FNMA, 5.03%, due 09/25/06 (i)	14,820
$ 25,000	FNMA, 5.15%, due 09/25/06 (i)	24,692
		187,735

	TOTAL SHORT-TERM INVESTMENTS (COST $15,775,143)	15,775,143

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 126.6% (Cost $337,667,397)	333,893,874

Number
of Contracts	Description	Value ($)

	TBA SALE COMMITMENTS — (2.5%)

	TBA Sale Commitments — (2.5%)
(500,000)	FNMA GOLD TBA, 4.50%, due 07/18/06 (e)	(472,031)
(5,200,000)	FNMA TBA, 5.50%, due 07/13/06 (e)	(4,995,250)
(100,000)	FNMA TBA, 5.00%, due 07/18/06 (e)	(96,313)
(900,000)	FNMA TBA, 4.50%, due 07/18/21 (e)	(850,781)
		(6,414,375)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $6,461,557)	(6,414,375)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 124.1% (Cost $331,205,840)	327,479,499

	Other Assets and Liabilities (net) — (24.1%)	(63,670,669)

	TOTAL NET ASSETS — 100.0%	$263,808,830

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,113,248 or 3.1% of net assets

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro Dollar
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Note
MXN - Mexican Peso
REIT - Real Estate Investment Trust
TBA - To Be Announced
(a)	Floating rate note. Rate shown is as of June 30, 2006.
(b)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(c)	All or a portion of this security is out on loan.
(d)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	When-issued security.
(f)	Zero coupon bond.
(g)	Indexed security in which price and/or coupon is linked to the prices of a specific financial instrument or financial statistic.
(h)	Represents an investment of securities lending collateral.
(i)	All or a portion of security held as collateral for open futures contracts.

See accompanying notes in the Schedule of Investments.

A summary of outstanding financial instruments at March 31, 2006 is as follows:

Forward Currency Contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)

Buys

7/20/06	EUR	101,098	$129,400	$2,010

Sales

8/08/06	AUD	553,055	$410,710	$16,249
8/08/06	CAD	287,932	259,158	2,717
7/20/06	EUR	319,195	408,552	(3,484)
7/20/06	MXN	253,641	22,453	(359)

				$15,123

Futures Contracts

Number				Net Unrealized
of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
18	Euro 90 Day	September 2006	$4,248,900	$(23,952)
19	Euro 90 Day	December 2006	4,484,238	(15,883)
87	Euro 90 Day	March 2007	20,540,700	(73,422)
30	Euro 90 Day	June 2007	7,086,750	(13,650)
25	Euro 90 Day	September 2007	5,908,125	(27,276)
135	U.S. Long Bond	September 2006	14,398,594	(75,506)
87	U.S. Treasury Note 10 Yr.	September 2006	9,122,765	(49,961)
203	U.S. Treasury Note 5 Yr.	September 2006	20,991,472	(130,797)
				$(410,447)
Sales
19	U.S. Long Bond	September 2006	$2,026,469	$10,936
107	U.S. Treasury Note 10 Yr.	September 2006	11,219,954	82,809
72	U.S. Treasury Note 5 Yr.	September 2006	7,445,251	27,687
				$121,432

WRITTEN OPTIONS

Type of Contract	Number of Contracts	Premium Received	Value at June 30, 2006
CALL - EURO 1-YEAR MID-CURVE FUTURES Strike @ $94.750 Expires 3/19/2007	18	$(4,410	$(4,725)
CALL - EURO 1-YEAR MID-CURVE FUTURES Strike @ $95.250 Expires 9/18/2006	7	(3,465)	(44)
CALL - U.S. TREASURY 10- YEAR FUTURES Strike @ $107.000 Expires 8/25/2006	4	(2,667)	(375)
CALL - U.S. TREASURY 10- YEAR FUTURES Strike @ $106.000 Expires 8/25/2006	5	(3,413)	(1,328)
CALL - U.S. TREASURY 10- YEAR FUTURES Strike @ $105.000 Expires 8/25/2006	10	(7,763)	(6,250)
CALL - U.S. TREASURY 10- YEAR FUTURES Strike @ $107.000 Expires 11/21/2006	14	(8,899)	(5,031)
CALL - U.S. TREASURY 10- YEAR FUTURES Strike @ $105.000 Expires 11/21/2006	14	(10,430)	(14,219)
PUT - U.S. TREASURY BOND FUTURES Strike @ $105.000 Expires 8/25/2006	8	(6,835)	(4,250)
TOTAL		$(47,882)	$(36,222)

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments

March 31, 2005

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	121.4
Short-Term Investments	0.3
Call Options Purchased	0.0
TBA Sale Commitments	(6.0)
Other Assets and Liabilities (net)	(15.7)
100.0%

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

June 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.7%

	Municipal Obligations — 4.6%
80,000	Antigo, WI, 5.38%, due 09/01/07	79,786
100,000	California Statewide Communities Development Authority, (Butte County Workers), 3.59%, due 05/01/08	97,755
85,000	Chicago, IL, (Pilsen Redevelopment), 4.35%, due 06/01/13	82,067
70,000	Jefferson County, AL, Economic & Industrial Development Authority, Series B,, 3.55%, due 03/01/09	66,471
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/07	14,897
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/10	14,624
80,000	Melbourne, FL, 3.70%, due 10/01/06	79,664
150,000	Mission, KS, 5.50%, due 06/01/08	149,536
50,000	New Orleans, LA, Finance Authority, 5.80%, due 07/15/21 (a)	50,000
15,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	15,183
80,000	Portland, OR, 7.29%, due 06/15/12	85,246
50,000	Santa Maria, CA, Zero Coupon, 0.00%, due 08/01/09	42,052
		777,281

	Asset Backed Securities — 13.3%
76,717	Capital One Auto Finance Trust, Series 2004-A, Class A3, 3.07%, due 07/15/08	76,472
63,230	Centex Home Equity, Series 1999-2, Class A6, 6.60%, due 06/25/30	63,185
73,000	Centex Home Equity, Series 2005-C, Class AF3, 4.33%, due 06/25/35 (b)	71,649
296,153	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A3, 3.34%, due 05/25/26	289,977
68,371	Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3, 2.08%, due 05/15/08	67,920
74,354	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	74,095
48,482	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	47,943
164,000	Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, due 11/25/35 (a)	161,491
300,000	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	292,619
67,419	MASTR Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, due 04/25/34	66,556
7,134	MMCA Automobile Trust, Series 2002-2, Class A4, 4.30%, due 03/15/10	7,132
77,652	Navistar Financial Corp. Owner Trust, Series 2004-A, Class A3, 2.01%, due 08/15/08	76,832
140,000	Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3, 3.13%, due 05/15/09	137,217
63,349	Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, due 09/15/08	63,059
24,158	Park Place Securities NIM Trust, Series 2005-WCW1, Class A, 144A, 4.25%, due 09/25/35	23,784
47,500	Pemex Finance, Ltd., Series 2000-1, Class 11NT, 9.03%, due 02/15/11	50,397
125,000	Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2, 4.72%, due 11/25/35 (b)	123,177
111,316	Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI5, 4.99%, due 03/25/31	110,793
85,000	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A4, 4.04%, due 12/25/30	82,602
34,173	Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI2, 4.00%, due 09/25/25	34,062
140,000	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	137,167
85,217	Sail Net Interest Margin Notes, Series 2005-6A, Class A, 144A, 4.75%, due 07/27/35	84,821
53,363	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 144A, 6.00%, due 01/25/36	52,988
41,844	WFS Financial Owner Trust, Series 2004-2, Class A3, 2.85%, due 09/22/08	41,685
		2,237,623

1

	Corporate Debt — 17.3%
85,000	Ameren Corp., Senior Note, 4.26%, due 05/15/07	83,885
65,000	American Electric Power Co., Inc., Senior Note, 4.71%, due 08/16/07 (b)	64,222
130,000	American Express Credit Corp., (MTN), 5.37%, due 06/16/11 (a)	130,226
105,000	Ameritech Capital Funding, 6.25%, due 05/18/09	105,609
25,969	AQ Finance NIM Trust, Series 2005-RN8, Class A, 144A, 4.50%, due 10/25/35	25,746
65,000	ASIF Global Financing XVII, Senior Note, 144A, 3.85%, due 11/26/07	63,483
175,000	CC Funding Trust I, 6.90%, due 02/16/07	176,008
45,000	Cinergy Global Resources, Guaranteed Note, 144A, 6.20%, due 11/03/08	45,386
50,000	Citizens Property Insurance Corp., Senior Note, 144A, 6.85%, due 08/25/07	50,362
80,000	Comcast MO of Delaware, Inc., Senior Subordinated Note, 9.00%, due 09/01/08	85,074
26,000	DaimlerChrysler NA Holding Corp., Series E, (MTN), 5.68%, due 10/31/08 (a)	26,132
167,000	Deutsche Telekom International Finance BV, 5.38%, due 03/23/11	162,453
60,000	DTE Energy Co., Senior Note, 5.63%, due 08/16/07	59,820
84,000	Dun & Bradstreet Corp., Senior Note, 5.50%, due 03/15/11	82,683
60,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	57,559
30,000	Enterprise Products Operating, LP, Senior Note, 7.50%, due 02/01/11	31,511
146,000	Erac USA Finance Co., Guaranteed Note, 144A, 5.40%, due 04/30/09 (a)	146,184
166,000	General Electric Capital Corp., Series A, (MTN), 5.31%, due 02/01/11	162,731
130,000	Halliburton Co., (MTN), 6.00%, due 08/01/06	130,014
75,000	Hartford Financial Services Group, Inc., Senior Note, 5.55%, due 08/16/08	74,794
100,000	Mantis Reef, Ltd., Secured Note, 144A, 4.69%, due 11/14/08	96,978
70,000	Mizuho Financial Group Cayman, Ltd., 8.38%, due 12/31/49	73,411
135,000	Oil Insurance, Ltd., Note, 144A, 7.56%, due 12/29/49 (a)	134,818
35,000	Royal Bank of Scotland Group PLC, 9.12%, due 03/31/49	38,467
175,000	Sempra Energy, Senior Note, 4.62%, due 05/17/07	173,331
55,000	SLM Corp., Series A, (MTN), 5.24%, due 07/27/09 (a)	55,088
115,000	Svenska Handelsbanken, 144A, 7.13%, due 03/29/49 (a)	116,223
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	95,711
167,000	Tyco International Group SA, Guaranteed Note, 6.75%, due 02/15/11	172,472
100,000	Viacom, Inc., Senior Note, 144A, 5.75%, due 04/30/11	98,324
105,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42 (a)	101,995
		2,920,700

	Mortgage Backed Securities — 21.4%
95,887	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	94,767
116,606	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36 (a)	112,894
85,582	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	84,772
103,019	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	102,044
43,473	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	43,014
203,864	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class IA2, 5.57%, due 04/25/36 (a) (c)	201,849
75,921	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	73,875
80,000	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A2, 5.25%, due 10/25/34	79,429
65,821	CS First Boston Mortgage Securities Corp., Series 2003-17, Class 4A1, 5.50%, due 06/25/33	64,923
76,364	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36 (a)	75,466
41,185	FHLMC, Series 2552, Class KB, 4.25%, due 06/15/27	40,596

2

58,053	FHLMC, Series 2612, Class LJ, 4.00%, due 07/15/22	57,266
135,000	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	133,838
100,000	FHLMC, Series 2849, Class AJ, 5.00%, due 05/15/18	98,897
66,995	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	66,454
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31	206,965
97,323	FNMA, 6.50%, due 02/01/22	98,525
53,450	FNMA, 5.50%, due 07/01/23	52,055
45,151	FNMA, Series 1998-M6, Class A2, 6.32%, due 08/15/08	45,586
29,903	FNMA, Series 2002-73, Class OC, 5.00%, due 04/25/14	29,688
34,504	FNMA, Series 2003-63, Class GU, 4.00%, due 07/25/33	33,647
58,174	FNMA, Series 2003-85, Class QV, 4.00%, due 03/25/24	57,277
27,736	FNMA, Series 2003-W3, Class 2A3, 4.16%, due 06/25/42	27,600
85,000	FNMA, Series 2004-W4, Class A2, 5.00%, due 06/25/34	83,884
163,683	GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3, 6.87%, due 07/15/29	165,089
105,000	GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 7.00%, due 07/15/29	106,314
171,959	GMAC Mortgage Corp. Loan Trust, Series 2006-J1, Class A1, 5.75%, due 04/25/36	170,293
21,167	LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A1, 3.83%, due 06/15/26	21,076
100,000	Mortgage Capital Funding, Inc., Series 1997-MC2, Class E, 7.21%, due 11/20/27	101,645
175,000	Mortgage Capital Funding, Inc., Series 1998-MC1, Class B, 6.78%, due 03/18/30	177,295
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 144A, 5.00%, due 06/20/31	63,540
109,526	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	107,981
124,401	Residential Accredit Loans, Inc., Series 2006-QS4, Class A2, 6.00%, due 04/25/36	123,837
48,619	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	48,111
75,985	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	74,633
49,529	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 9A1, 5.25%, due 09/25/35 (a)	48,903
107,300	Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2002-MS9, Class 2A6, 5.25%, due 12/25/17	105,427
43,350	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	43,054
283,664	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class IIA5, 5.09%, due 03/25/36 (a)	278,215
		3,600,724

	U.S. Government and Agency Obligations — 42.1%
2,552,000	U.S. Treasury Note, 4.50%, due 11/15/10 (d)	2,493,585
2,889,000	U.S. Treasury Note, 4.00%, due 08/31/07	2,849,164
1,766,000	U.S. Treasury Note, 2.88%, due 11/30/06	1,749,446
		7,092,195

	TOTAL DEBT OBLIGATIONS (COST $16,775,001)	16,628,523

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 13.0%

	Municipal Obligations — 0.4%
65,000	Bartholomew Consolidated School Corp., IN, 5.45%, due 07/05/07	64,934

	Certificates of Deposit — 6.8%
485,992	National Australia Bank, Ltd., 5.29%, due 07/03/06 (e)	485,992
179,263	National City Bank, 5.22%, due 07/03/06 (e)	179,263
485,992	Svenska Handelsbanken NY, 5.29%, due 07/03/06 (e)	485,992
		1,151,247

3

	Repurchase Agreement — 5.8%
485,992	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 6/30/2006. Collateralized by U.S. Government Agency Obligations, with rates from 0.000%-6.415%, with maturities from 7/12/06-6/9/33, valued at $500,722. Repurchase proceeds are $486,207.), 5.30%, due 07/03/06 (e)	485,992
485,992	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 6/30/2006. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-5.75%, with maturities from 12/8/08-11/13/14, valued at $495,716. Repurchase proceeds are $486,207.), 5.30%, due 07/03/06 (e)	485,992
		971,984

	TOTAL SHORT-TERM INVESTMENTS (COST $2,188,165)	2,188,165

	TOTAL INVESTMENTS — 111.7% (Cost $18,963,166)	18,816,688

	Other Assets and Liabilities (net) — (11.7%)	(1,970,524)

	TOTAL NET ASSETS — 100.0%	$16,846,164

144(A) - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,002,637 or 6.0% of net assets.

MTN - Medium Term Note
(a)	Floating rate note. Rate shown is as of June 30, 2006.
(b)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(d)	All or a portion of this security is out on loan.
(e)	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

4

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	98.7
Short-Term Investments	13.0
Other Assets and Liabilities (net)	(11.7)
100.0%

See accompanying notes to the Schedule of Investments.

1

MGI Funds

Notes to Financial Statements

June 30, 2006 (Unaudited)

1.                                      Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”), collectively referred to as “the Funds”.   The Trust is a Delaware statutory trust, established on March 11, 2005.  The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Funds are managed by Mercer Global Investments, Inc. (the “Advisor”) and are classified as “non-diversified” for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income
Large Cap Value	Capital appreciation and income
Small/Mid Cap Growth	Capital appreciation
Small/Mid Cap Value	Capital appreciation
Non-US Core Equity	Capital appreciation and income
Core Opportunistic	Current income and capital appreciation
Short Maturity	Safety of principal, moderate level of income

Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value and Core Opportunistic commenced operations on August 15, 2005.  Short Maturity commenced operations on August 22, 2005.   As of  June 30, 2006, Non-US Core Equity had not commenced operations.

Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3.  The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes.  As of June 30, 2006 only Class Y-3 had commenced operations in each of the Funds.

2.             Significant Accounting Policies

The following is a summary of the significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or a subadvisor as the primary market.  Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).

Where market quotations are readily available, portfolio securities are valued based on market quotations, provided those quotations adequately reflect, in the judgment of the Advisor or a subadvisor, the fair value of the security.  Where those market quotations are not readily available, securities valued based on appraisals received from a pricing service using a computerized matrix system or based on appraisals derived from information concerning the securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”).  It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.  The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures.  There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security at approximately the time at which the Fund determines its net asset value (“NAV”) per share.

Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds.    A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities.  When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets.  Cash equivalent holdings may be in any currency.  When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided:  (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.  Collateral will consist of U.S. and non-U.S. securities or cash equivalents.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities.  A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, Investors Bank & Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.  The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2006 were as follows:

	Market Value of Loaned Securities	Value of Collateral

Large Cap Growth	$23,969,788	$24,625,032
Large Cap Value	12,043,526	12,486,394
Small/Mid Cap Growth	21,326,844	22,239,506
Small/Mid Cap Value	1,606,535	1,825,071
Core Opportunistic	14,976,024	15,340,186
Short Maturity	2,079,163	2,123,231

Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer and simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement.  The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.  See the Funds’ Schedule of Investments for open Repurchase Agreements.

Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest.  A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved.  In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price.  When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement.  In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.  Reverse repurchase agreements are considered borrowings by a Fund and as such, are subject to the same investment limitations.  At June 30, 2006 the Funds did not have any open reverse repurchase agreements.

Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments.  A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.  Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  If a subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund will be less favorable than it would have been if this investment technique were never used.  Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk.  If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.  Under Internal Revenue Service Rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty.  The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement.  A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments.  Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction.  There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies.  A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract.  However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount.  The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

At June 30, 2006 the Funds had no open swap contracts.

Futures

A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month.  When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.”  This amount is maintained by the futures commission merchant in a segregated account at the custodian bank.  Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.  A Fund also may effect futures transactions through futures commission merchants that are affiliated with the Advisor, a subadvisor or the Fund in accordance with procedures adopted by the Board.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges.  In addition, a Fund may sell stock index futures in anticipation of, or during, a market decline to attempt to offset the decrease in the market value of its common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase.  Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.  Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur.  Contracts are generally terminated by entering into offsetting transactions.

A Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency.  For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund.  If interest rates did increase, the value of the debt securities in the Fund’s portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.  Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices.  A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts, or may realize a loss.  For example, if a Fund is hedged against the possibility of an increase in interest rates that would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position.  In addition, in such situations, if the Fund has insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market.  A Fund may be required to sell securities at a time when it may be disadvantageous to do so.  See the Core Opportunistic Schedule of Investments for a listing of open futures contracts as of June 30, 2006.

Options

A Fund may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions.  A Fund also may purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

A Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter.  Certain over-the-counter options may be illiquid.  Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities.  A Fund will only invest in such options to the extent consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options—A Fund may purchase call options on securities.  When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  The advantage of purchasing call options is that a Fund may alter its portfolio characteristics and modify its portfolio maturities without incurring the cost associated with transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously purchased.  The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result being that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss, which will be short-term unless the option was held for more than one year.

Covered Call Writing—A Fund may write covered call options from time to time on such portions of its portfolio, without limit, as a subadvisor determines is appropriate in seeking to achieve the Fund’s investment objective.  The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income.  However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through which such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction.  A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.  A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction.  Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security.  Such a loss also may be wholly or partially offset by unrealized appreciation in the market value of the underlying security.  Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid.  Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period.  If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis.  A call option written by a Fund is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund.  A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

Purchasing Put Options—A Fund also may purchase put options.  A Fund will, at all times during which it holds a put option, own the security covered by such option.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date.  The Funds intend to purchase put options, at the discretion of the subadvisors, in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”).  The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security.  If the security does not drop in value, a Fund will lose the value of the premium paid.  A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option.  Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

A Fund may sell a put option purchased on individual portfolio securities.  Additionally, a Fund may enter into closing sale transactions.  A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options—A Fund also may write put options on a secured basis, which means that a Fund will maintain in a segregated account with the Custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option period.  The amount of Segregated Assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market prices of the securities covered by the put option written by the Fund.

Secured put options will generally be written in circumstances where a subadvisor wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security.  In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction.  This is accomplished by buying an option of the same series as the option previously written.  A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of June 30, 2006.

	Number of	Premiums
	Contracts	Received

Options outstanding at March 31, 2006	30	$13,523
Options written	73	44,416
Options expired	(23)	(10,057)

Options outstanding at June 30, 2006	80	$47,882

Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.  The Funds will account for forward contracts by marking-to-market each day at current forward contract values.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold.  Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contracts.  If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

See the Core Opportunistic Schedule of Investments for a listing of open forward foreign currency contracts as of June 30, 2006.

Short sales

A Fund may from time to time sell securities short.  In the event that a subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale.  A Fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.  All short sales will be fully collateralized.  Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations.  Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. As of June 30, 2006 none of the Funds held securities sold short.

When-issued securities

A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis.  When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date.  During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser.  While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value.  The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for when-issued securities held as of June 30, 2006.

Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future.  Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment.  These securities generally bear certain operational expenses.  To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually.  All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”) which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests.  A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.

Securities transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis, and is adjusted for amortization or premium and discounts.  Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal.  Additionally, any increase in the principal or face amount of these securities is recorded as interest income.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Allocation of operating income

The majority of expenses of the Trust are directly identifiable to an individual fund.  Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

3.             Federal Income Taxes

As of June 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation

Large Cap Growth	$221,739,447	$6,709,632	$(15,898,456)	$(9,188,824)
Large Cap Value	205,154,806	10,765,547	(5,425,878)	5,339,669
Small/Mid Cap Growth	102,857,482	6,604,755	(5,826,184)	778,571
Small/Mid Cap Value	73,991,951	3,243,326	(1,733,286)	1,510,040
Core Opportunistic	331,449,230	110,721	(4,080,452)	(3,969,731)
Short Maturity	18,986,191	7,141	(176,644)	(169,503)

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Philip J. de Cristo
Philip J. de Cristo President and Chief Executive Officer

Date	8/28/2006

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. de Cristo
Philip J. de Cristo President and Chief Executive Officer

Date	8/26/06

By	/s/ Richard S. Joseph
Richard S. Joseph Treasurer

Date	8/28/06